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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the quarter ended March 31, 2008. These nine series have a December 31 fiscal year end.

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments

EVERGREEN VA BALANCED FUND + SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 12.7%
ENERGY 3.4%
Energy Equipment & Services 0.9%
Bristow Group, Inc., 7.50%, 09/15/2017	$460,000	$464,600

Oil, Gas & Consumable Fuels 2.5%
McMoRan Exploration Co., 11.875%, 11/15/2014	700,000	710,500
Peabody Energy Corp., 5.875%, 04/15/2016	569,000	540,550

		1,251,050

FINANCIALS 1.0%
Real Estate Investment Trusts 1.0%
Saul Centers, Inc., 7.50%, 03/01/2014	600,000	535,500

INDUSTRIALS 4.3%
Electrical Equipment 2.7%
Baldor Electric Co., 8.625%, 02/15/2017	500,000	497,500
Belden, Inc., 7.00%, 03/15/2017	150,000	145,500
General Cable Corp., 7.125%, 04/01/2017	750,000	720,000

		1,363,000

Machinery 1.6%
Actuant Corp., 6.875%, 06/15/2017 144A	500,000	496,250
SPX Corp., 7.625%, 12/15/2014 144A	280,000	288,750

		785,000

INFORMATION TECHNOLOGY 1.3%
Electronic Equipment & Instruments 0.5%
Itron, Inc., 7.75%, 05/15/2012	275,000	266,519

IT Services 0.8%
Iron Mountain, Inc., 6.625%, 01/01/2016	400,000	383,000

MATERIALS 0.7%
Containers & Packaging 0.5%
Crown Holdings, Inc., 7.75%, 11/15/2015	250,000	258,125

Metals & Mining 0.2%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A	100,000	100,625

UTILITIES 2.0%
Electric Utilities 1.0%
Reliant Energy, Inc., 7.625%, 06/15/2014	500,000	498,750

Independent Power Producers & Energy Traders 1.0%
Dynegy, Inc., 6.875%, 04/01/2011	500,000	493,750

Total Corporate Bonds (cost $6,508,745)		6,399,919

	Shares	Value

COMMON STOCKS 76.8%
CONSUMER STAPLES 2.8%
Beverages 0.6%
Diageo plc, ADR	4,000	325,280

Food & Staples Retailing 0.3%
CVS Caremark Corp.	4,000	162,040

Household Products 0.8%
Church & Dwight Co.	5,400	292,896
Procter & Gamble Co.	1,200	84,084

		376,980

Personal Products 1.1%
Estee Lauder Cos., Class A	12,000	550,200

1

EVERGREEN VA BALANCED FUND + SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 16.2%
Energy Equipment & Services 7.8%
Grant Prideco, Inc. *	11,000	$541,420
Halliburton Co.	13,100	515,223
Noble Corp.	17,000	844,390
Pride International, Inc. *	26,000	908,700
Schlumberger, Ltd.	10,366	901,842
Transocean, Inc. *	1,700	229,840

		3,941,415

Oil, Gas & Consumable Fuels 8.4%
Anadarko Petroleum Corp.	17,900	1,128,237
Apache Corp.	3,850	465,157
Exxon Mobil Corp.	2,000	169,160
Marathon Oil Corp.	18,700	852,720
Occidental Petroleum Corp.	400	29,268
Patriot Coal Corp. *	4,800	225,456
Peabody Energy Corp.	10,500	535,500
Tesoro Corp.	6,500	195,000
Valero Energy Corp.	12,100	594,231

		4,194,729

FINANCIALS 4.8%
Capital Markets 0.4%
Lazard, Ltd.	5,500	210,100

Real Estate Investment Trusts 4.4%
General Growth Properties, Inc.	11,000	419,870
Host Hotels & Resorts, Inc.	33,000	525,360
Mack-Cali Realty Corp.	10,000	357,100
Plum Creek Timber Co., Inc.	15,000	610,500
Simon Property Group, Inc.	3,300	306,603

		2,219,433

HEALTH CARE 10.1%
Health Care Equipment & Supplies 2.3%
Inverness Medical Innovations, Inc. *	27,000	812,700
Varian Medical Systems, Inc. *	7,500	351,300

		1,164,000

Life Sciences Tools & Services 6.8%
Applied Biosystems Group-Applera Corp.	10,100	331,886
Bio-Rad Laboratories, Inc., Class A *	2,600	231,270
Millipore Corp. *	9,300	626,913
PerkinElmer, Inc.	32,000	776,000
Thermo Fisher Scientific, Inc. *	25,000	1,421,000

		3,387,069

Pharmaceuticals 1.0%
Johnson & Johnson	8,000	518,960

INDUSTRIALS 20.2%
Aerospace & Defense 2.9%
DRS Technologies, Inc.	7,000	407,960
Esterline Technologies Corp. *	4,000	201,480
Lockheed Martin Corp.	4,000	397,200
Raytheon Co.	4,000	258,440
United Technologies Corp.	3,000	206,460

		1,471,540

2

EVERGREEN VA BALANCED FUND + SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.6%
Lennox International, Inc.	8,000	$287,760

Electrical Equipment 6.9%
Ametek, Inc.	9,200	403,972
Baldor Electric Co.	4,000	112,000
Belden, Inc.	4,800	169,536
Cooper Industries, Inc.	18,100	726,715
Emerson Electric Co.	9,000	463,140
General Cable Corp. *	10,000	590,700
Rockwell Automation, Inc.	7,000	401,940
Roper Industries, Inc.	10,500	624,120

		3,492,123

Industrial Conglomerates 0.7%
General Electric Co.	10,000	370,100

Machinery 8.1%
Danaher Corp.	7,000	532,210
Donaldson Co., Inc.	7,500	302,100
Dover Corp.	8,500	355,130
Flowserve Corp.	6,100	636,718
IDEX Corp.	1,100	33,759
ITT Corp.	5,600	290,136
Joy Global, Inc.	7,500	488,700
Pall Corp.	16,275	570,764
Parker Hannifin Corp.	4,700	325,569
SPX Corp.	5,100	534,990

		4,070,076

Road & Rail 0.7%
Norfolk Southern Corp.	6,000	325,920

Trading Companies & Distributors 0.3%
Wesco International, Inc. *	4,000	145,960

INFORMATION TECHNOLOGY 4.6%
Communications Equipment 0.2%
CommScope, Inc. *	3,000	104,490

Electronic Equipment & Instruments 2.3%
Agilent Technologies, Inc. *	12,000	357,960
Amphenol Corp., Class A	15,500	577,375
Itron, Inc. *	2,600	234,598

		1,169,933

Internet Software & Services 2.1%
Google, Inc., Class A *	2,400	1,057,128

MATERIALS 13.9%
Chemicals 6.1%
Air Products & Chemicals, Inc.	6,790	624,680
E.I. DuPont de Nemours & Co.	22,000	1,028,720
FMC Corp.	13,100	726,919
Monsanto Co.	3,100	345,650
Sigma-Aldrich Corp.	5,500	328,075

		3,054,044

Construction Materials 2.4%
Martin Marietta Materials, Inc. r	3,000	318,510
Texas Industries, Inc. r	10,000	601,100
Vulcan Materials Co.	4,000	265,600

		1,185,210

3

EVERGREEN VA BALANCED FUND + SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.4%
Greif, Inc., Class A	3,300	$224,169

Metals & Mining 2.3%
Barrick Gold Corp.	1,200	52,140
Freeport-McMoRan Copper & Gold, Inc.	11,200	1,077,664

		1,129,804

Paper & Forest Products 2.7%
Weyerhaeuser Co.	21,100	1,372,344

UTILITIES 4.2%
Electric Utilities 2.8%
NRG Energy, Inc. * r	26,500	1,033,235
Southern Co.	11,100	395,271

		1,428,506

Gas Utilities 1.4%
Questar Corp.	12,000	678,720

Total Common Stocks (cost $39,585,446)		38,618,033

	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.3%
FINANCIALS 2.2%
Real Estate Investment Trusts 2.2%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$500,000	484,375
Macerich Co., 3.25%, 03/15/2012 144A	750,000	635,625

		1,120,000

HEALTH CARE 1.9%
Health Care Equipment & Supplies 1.5%
Inverness Medical Innovations, Inc.:
3.00%, 05/15/2016	425,000	400,563
3.00%, 05/15/2016 144A	400,000	377,000

		777,563

Life Sciences Tools & Services 0.4%
Millipore Corp., 3.75%, 06/01/2026	175,000	180,031

INDUSTRIALS 3.2%
Electrical Equipment 3.2%
General Cable Corp., 7.125%, 04/01/2017 144A	1,615,000	1,600,869

Total Convertible Debentures (cost $4,150,896)		3,678,463

SHORT-TERM INVESTMENTS 3.8%
REPURCHASE AGREEMENTS ^ 3.4%
Banc of America Securities, LLC , 3.07%, dated 03/31/2008, maturing 04/01/2008, maturity value $204,017 rr (1)	204,000	204,000
BNP Paribas Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $300,026 rr (2)	300,000	300,000
Credit Suisse First Boston, LLC, 3.15%, dated 03/31/2008, maturing 04/01/2008, maturity value $400,035 rr (3)	400,000	400,000
Deutsche Bank Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $400,034 rr (4)	400,000	400,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $372,032 rr (5)	372,000	372,000

		1,676,000

4

EVERGREEN VA BALANCED FUND + SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 0.4%
BGI Prime Money Market Fund, Premium Shares, 3.15% q rr	212,000	$212,000

Total Short-Term Investments (cost $1,888,000)		1,888,000

Total Investments (cost $52,133,087) 100.6%		50,584,415
Other Assets and Liabilities (0.6%)		(312,745)

Net Assets 100.0%		$50,271,670

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
r	All or a portion of this security is on loan.
rr	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $208,080.
(2)	investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $306,000.
(3)	investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $408,000.
(4)	high grade CMO’s, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $342,629; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $65,371.
(5)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $379,441.
+	Effective May 30, 2008, Evergreen VA Balanced Fund will change its name to Evergreen VA Diversified Capital Builder Fund.

Summary of Abbreviations

ADR	American Depository Receipt
CMO	Collateralized Mortgage Obligation

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $52,254,283. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,723,150 and $4,393,018, respectively, with a net unrealized depreciation of $1,669,868.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment       speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of       investments)

5

EVERGREEN VA BALANCED FUND + SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$38,830,033
Level 2 – Other Significant Observable Inputs	11,754,382
Level 3 – Significant Unobservable Inputs	0

Total	$50,584,415

6

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.5%
FIXED-RATE 8.3%
FNMA:
4.43%, 08/01/2009	$299,638	$301,071
4.59%, 06/01/2011	349,974	355,207
4.96%, 11/01/2008 ##	382,635	382,792
5.92%, 02/01/2012	310,755	328,140
6.01%, 02/01/2012	316,378	333,528
6.20%, 01/01/2011-05/01/2011	691,433	730,994
6.32%, 01/01/2011 ##	923,297	974,105
7.18%, 12/01/2010	343,293	364,623

		3,770,460

FLOATING-RATE 2.2%
FNMA:
6.10%, 01/01/2009	343,472	344,995
6.11%, 02/01/2012 ##	541,563	575,729
6.15%, 12/01/2008	74,278	74,859

		995,583

Total Agency Commercial Mortgage-Backed Securities (cost $4,786,273)		4,766,043

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.4%
FIXED-RATE 11.4%
FHLMC:
Ser. 2621, Class QG, 5.00%, 08/15/2031	570,000	569,750
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	534,442
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	233,397
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	541,839
Ser. 3028, Class MD, 5.00%, 03/15/2032	515,000	519,256
Ser. 3036, Class NC, 5.00%, 03/15/2031	420,000	424,468
Ser. 3059, Class CD, 5.00%, 04/15/2031	595,000	598,437
Ser. 3079, Class MD, 5.00%, 03/15/2034	605,000	587,136
FNMA:
Ser. 2002-05, Class PJ, 6.00%, 10/25/2021	320,827	335,629
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	510,000	508,347
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	323,900

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $5,000,911)		5,176,601

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 10.1%
FIXED-RATE 9.0%
FHLMC, 4.50%, 05/01/2034	227,385	219,479
FHLMC 30 year:
5.00%, TBA #	1,625,000	1,609,004
6.00%, TBA #	440,000	451,207
FNMA:
4.50%, 04/01/2019	210,060	209,768
5.00%, 10/01/2020-03/01/2036	489,356	495,876
5.44%, 01/01/2036	376,121	380,823
5.48%, 03/01/2036	286,804	290,203
GNMA:
5.625%, 09/20/2029-07/20/2030	39,459	39,719
30 year, 5.50%,TBA #	385,000	392,520

		4,088,599

FLOATING-RATE 1.1%
FNMA, 5.93%, 11/01/2036	485,239	493,789

Total Agency Mortgage-Backed Pass Through Securities (cost $4,495,084)		4,582,388

1

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 4.0%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	$260,000	$213,283
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	290,000	248,038
Ser. 2005-04, Class A3, 5.25%, 09/25/2035	240,000	202,423
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	275,000	269,417
Lehman XS Trust:
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	415,000	366,497
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	145,000	103,721
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	205,644
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 02/25/2036	235,000	201,672

Total Asset-Backed Securities (cost $2,100,886)		1,810,695

COMMERCIAL MORTGAGE-BACKED SECURITIES 18.6%
FIXED-RATE 14.1%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-4, Class AM, 5.68%, 07/10/2046	490,000	453,709
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	60,802	60,316
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	489,516	482,276
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	925,000	900,314
Ser. 2007-C9, Class B, 5.82%, 12/10/2049	235,000	167,390
GE Capital Comml. Mtge. Corp.:
Ser. 2007-C1, Class A4, 5.54%, 12/10/2049	510,000	499,814
Ser. 2007-C1, Class C, 5.70%, 12/10/2049	350,000	241,264
Greenwich Capital Comml. Funding Corp.:
Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	7,891	7,876
Ser. 2007-GG11:
Class A4, 5.74%, 12/10/2049	315,000	311,654
Class B, 6.10%, 12/10/2049	195,000	141,662
GS Mtge. Securities Corp., Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	320,000	317,011
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	975,000	947,894
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	340,648
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	294,409	292,765
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	346,944
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	535,000	515,966
Morgan Stanley Capital I, Inc., Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	349,919

		6,377,422

FLOATING-RATE 4.5%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.32%, 06/10/2039	415,000	418,433
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.55%, 02/15/2039	490,000	455,478
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	370,000	368,185
Morgan Stanley Capital I, Inc.:
Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	420,000	418,049
Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	380,000	382,681

		2,042,826

Total Commercial Mortgage-Backed Securities (cost $8,685,880)		8,420,248

CORPORATE BONDS 23.6%
CONSUMER DISCRETIONARY 3.6%
Hotels, Restaurants & Leisure 0.2%
McDonald’s Corp., 6.30%, 10/15/2037	90,000	92,762

Media 1.3%
News America, Inc., 6.65%, 11/15/2037	275,000	278,234
Time Warner, Inc., 7.625%, 04/15/2031	275,000	288,420

		566,654

2

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.2%
Kohl’s Corp., 6.875%, 12/15/2037	$125,000	$110,939
Macy’s Retail Holdings, Inc.:
6.375%, 03/15/2037	250,000	198,525
7.45%, 09/15/2011	150,000	152,579
Target Corp., 6.50%, 10/15/2037	100,000	97,000

		559,043

Specialty Retail 0.9%
Home Depot, Inc., 5.875%, 12/16/2036	250,000	204,721
Lowe’s Cos., 6.65%, 09/15/2037	200,000	201,152

		405,873

CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.4%
Wal-Mart Stores, Inc., 6.50%, 08/15/2037	150,000	158,031

Food Products 0.6%
General Mills, Inc., 6.00%, 02/15/2012	275,000	288,661

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	225,000	234,535

FINANCIALS 14.5%
Capital Markets 4.8%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012	250,000	253,473
6.75%, 10/01/2037	375,000	349,940
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	151,284
Lehman Brothers Holdings, Inc.:
6.00%, 07/19/2012	250,000	246,982
7.00%, 09/27/2027	100,000	92,669
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	300,000	304,981
Morgan Stanley:
5.625%, 01/09/2012	275,000	277,289
5.95%, 12/28/2017	300,000	290,463
Northern Trust Corp., 7.10%, 08/01/2009	200,000	209,735

		2,176,816

Commercial Banks 1.3%
National City Corp., 4.50%, 03/15/2010	300,000	290,064
SunTrust Banks, Inc., 5.25%, 11/05/2012	300,000	295,870

		585,934

Consumer Finance 3.3%
American Water Capital Corp.:
6.09%, 10/15/2017	125,000	130,319
6.59%, 10/15/2037 ρ	200,000	200,981
General Electric Capital Corp., 6.125%, 02/22/2011 ρ	400,000	425,453
HSBC Finance Corp.:
4.625%, 09/15/2010	150,000	148,095
5.70%, 06/01/2011	300,000	302,023
Sprint Capital Corp., 6.875%, 11/15/2028	385,000	287,501

		1,494,372

Diversified Financial Services 1.6%
Bank of America Corp., 5.30%, 03/15/2017	250,000	248,752
Citigroup, Inc.:
5.50%, 08/27/2012	300,000	301,995
6.125%, 11/21/2017	160,000	160,051

		710,798

3

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 2.2%
American International Group, Inc.:
4.70%, 10/01/2010	$275,000	$276,050
5.625%, 08/17/2011 ρ	400,000	400,770
Prudential Financial, Inc., 6.10%, 06/15/2017	325,000	333,065

		1,009,885

Real Estate Investment Trusts 0.9%
BRE Properties, Inc., 5.50%, 03/15/2017	250,000	210,912
ERP Operating, LP, 5.75%, 06/15/2017	200,000	182,444

		393,356

Thrifts & Mortgage Finance 0.4%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	204,550

HEALTH CARE 2.2%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037	275,000	261,727

Health Care Equipment & Supplies 0.2%
Covidien, Ltd., 6.55%, 10/15/2037	100,000	102,541

Health Care Providers & Services 0.5%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	250,000	237,394

Pharmaceuticals 0.9%
Abbott Laboratories, 5.875%, 05/15/2016	200,000	213,539
AstraZeneca plc, 6.45%, 09/15/2037	150,000	161,498

		375,037

INDUSTRIALS 0.7%
Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	294,204

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	137,804

Wireless Telecommunication Services 0.7%
AT&T Wireless, 8.125%, 05/01/2012	300,000	336,022

UTILITIES 0.1%
Electric Utilities 0.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	53,907

Total Corporate Bonds (cost $10,941,904)		10,679,906

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes, 3.50%, 02/15/2018 (cost $369,827)	370,000	372,255

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
FIXED-RATE 2.5%
Deutsche Alt-A Securities, NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 ☐	71,367	69,654
Harborview NIM Corp., Ser. 2006-12, Class N1, 6.41%, 12/19/2036 ☐	24,061	24,024
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	525,000	525,284
Ser. 2005-AR10, Class 1A2, 4.84%, 09/25/2035	525,000	492,591

		1,111,553

FLOATING-RATE 0.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	355,000	336,318

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,481,332)		1,447,871

4

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 16.6%
FIXED-RATE 4.7%
Banc of America Funding Corp., Ser. 2007-8, Class 2A1, 7.00%, 10/25/2037	$377,843	$366,452
Countrywide Alternative Loan Trust, Inc.:
Ser. 2005-50CB, Class A11, 5.50%, 11/25/2035	155,690	137,019
Ser. 2007-24, Class A1, 7.00%, 10/25/2037	162,149	129,790
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037	228,196	208,564
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	205,590	177,924
Residential Accredited Loans, Inc.:
Ser. 2007-QS10, Class A1, 6.50%, 09/25/2037	333,634	312,823
Ser. 2007-QS11, Class A1, 7.00%, 10/25/2037	356,413	302,955
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY5, Class 2A2, 5.34%, 06/25/2037	563,579	513,712

		2,149,239

FLOATING-RATE 11.9%
American Home Mtge. Assets, Ser. 2006-2, 5.48%, 09/25/2046	283,024	213,122
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.18%, 07/20/2036	454,506	425,032
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.08%, 10/25/2035	457,869	447,994
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 5.36%, 03/25/2047	502,764	374,634
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	336,852	316,668
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.83%, 06/25/2036	382,036	275,597
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046	214,444	218,729
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.85%, 08/25/2036	396,564	381,397
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.72%, 04/25/2037	417,515	384,531
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR12, Class 2A3, 5.75%, 10/25/2036	314,350	293,808
Ser. 2007-HY5, Class 1A1, 5.68%, 06/25/2037	435,905	412,416
Ser. 2007-HY6, Class 2A1, 5.70%, 06/25/2037	936,770	851,782
Ser. 2007-HY7, Class 3A2, 5.91%, 07/25/2037	508,204	497,980
Ser. 2007-OA5, Class 1A1B, 5.27%, 06/25/2047	425,291	282,164

		5,375,854

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $8,227,894)		7,525,093

YANKEE OBLIGATIONS – CORPORATE 1.6%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Encana Corp., 6.50%, 02/01/2038	75,000	74,717

FINANCIALS 0.4%
Commercial Banks 0.4%
Credit Suisse New York, 6.00%, 02/15/2018	175,000	174,904

MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	245,000	234,893

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	250,000	243,507

Total Yankee Obligations – Corporate (cost $739,207)		728,021

	Shares	Value

PREFERRED STOCKS 0.6%
FINANCIALS 0.6%
Thrifts & Mortgage Finance 0.6%
Fannie Mae, Ser. S, 8.25%,	4,700	113,035
Freddie Mac, Ser. Z, 8.375%,	6,300	153,720

Total Preferred Stocks (cost $275,000)		266,755

5

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

MUTUAL FUND SHARES 2.5%
First Trust/FIDAC Mortgage Income Fund ρ	6,400	$108,160
MFS Charter Income Trust	13,400	110,148
MFS Intermediate Income Trust	32,200	204,792
MFS Multimarket Income Trust	18,400	104,696
Putnam Master Intermediate Income Trust	14,212	87,688
Putnam Premier Income Trust	24,564	149,104
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	13,400	160,666
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	16,725	200,198

Total Mutual Fund Shares (cost $1,094,568)		1,125,452

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø ## ρρ (cost $1,482,878)	1,482,878	1,482,878

Total Investments (cost $49,681,644) 106.8%		48,384,206
Other Assets and Liabilities (6.8%)		(3,095,757)

Net Assets 100.0%		$45,288,449

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

At March 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation / Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

03/20/2009	Lehman Brothers	American International Group, Inc., 6.25%,05/01/2036	$250,000	2.25%	Quarterly	$470
12/13/2049	Lehman Brothers	CMBX North America Index	400,000	1.47%	Quarterly	16,493
12/25/2049	CitiBank, NA	CMBX North America Index	50,000	0.27%	Quarterly	(7,510)
12/25/2049	Goldman Sachs	CMBX North America Index	200,000	0.27%	Quarterly	(9,959)
12/25/2051	Goldman Sachs	CMBX North America Index	1,000,000	1.65%	Quarterly	(201,545)

6

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

At March 31, 2008, the Fund had the following total return swap contracts outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain

05/01/2008	$1,000,000	Agreement dated 10/22/2007 to receive 0 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Goldman Sachs	$32,246
06/01/2008	700,000	Agreement dated 03/01/2008 to receive 10 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	22,630
08/01/2008	1,500,000	Agreement dated 02/01/2008 to receive 8.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	48,368
09/01/2008	300,000	Agreement dated 03/01/2008 to receive 125 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	9,986
09/01/2008	1,000,000	Agreement dated 03/01/2008 to receive 100 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	33,079
10/01/2008	1,000,000	Agreement dated 10/01/2007 to pay 62 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	31,729
11/01/2008	1,000,000	Agreement dated 11/01/2007 to pay 15 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	32,121
02/01/2009	1,000,000	Agreement dated 02/01/2008 to receive 40 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount.	Lehman Brothers	31,912

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $49,685,451. The gross unrealized appreciation and depreciation on securities based on tax cost was $512,015 and $1,813,260, respectively, with a net unrealized depreciation of $1,301,245.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

7

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Total return swaps

The Fund may enter into total return swap contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$ 3,247,340	$ 0
Level 2 – Other Significant Observable Inputs	45,136,866	40,020
Level 3 – Significant Unobservable Inputs	0	0

Total	$ 48,384,206	$ 40,020

*	Other financial instruments include futures, forwards and swap contracts.

8

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.4%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 3.59%, 02/08/2047 144A + (cost $1,500,000)	$1,500,000	$1,050,465

CORPORATE BONDS 54.1%
CONSUMER DISCRETIONARY 0.3%
Auto Components 0.2%
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	125,000	132,813

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	66,850

ENERGY 8.8%
Energy Equipment & Services 2.1%
Bristow Group, Inc., 7.50%, 09/15/2017	1,325,000	1,338,250
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	215,715

		1,553,965

Oil, Gas & Consumable Fuels 6.7%
El Paso Corp., 6.875%, 06/15/2014	100,000	102,478
McMoRan Exploration Co., 11.875%, 11/15/2014	1,000,000	1,015,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	100,875
Peabody Energy Corp.:
5.875%, 04/15/2016	1,410,000	1,339,500
6.875%, 03/15/2013	160,000	163,200
Tesoro Corp.:
6.50%, 06/01/2017	1,310,000	1,179,000
6.625%, 11/01/2015	850,000	790,500
Williams Cos., 7.50%, 01/15/2031	275,000	288,062

		4,978,615

FINANCIALS 9.6%
Consumer Finance 0.5%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	350,000	220,500
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	142,625

		363,125

Real Estate Investment Trusts 7.2%
Host Marriott Corp.:
7.125%, 11/01/2013	200,000	197,000
Ser. Q, 6.75%, 06/01/2016	2,362,000	2,220,280
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	144,750
Rouse Co., LP, 6.75%, 05/01/2013 144A ρ	2,379,000	2,062,051
Saul Centers, Inc., 7.50%, 03/01/2014	800,000	714,000

		5,338,081

Real Estate Management & Development 1.9%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	1,438,950

INDUSTRIALS 13.3%
Aerospace & Defense 4.0%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,050,000	1,031,625
7.625%, 02/01/2018	500,000	502,500
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	1,055,000	1,015,437
6.375%, 10/15/2015	400,000	393,000

		2,942,562

Commercial Services & Supplies 3.1%
Allied Waste North America, Inc., 6.875%, 06/01/2017 ρ	2,365,000	2,329,525

1

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Electrical Equipment 2.5%
Baldor Electric Co., 8.625%, 02/15/2017 ρ	$1,000,000	$995,000
Belden, Inc., 7.00%, 03/15/2017	400,000	388,000
General Cable Corp., 7.125%, 04/01/2017 ρ	500,000	480,000

		1,863,000

Machinery 3.7%
Actuant Corp., 6.875%, 06/15/2017 144A	1,955,000	1,940,337
RBS Global, Inc., 11.75%, 08/01/2016 ρ	300,000	261,000
SPX Corp., 7.625%, 12/15/2014 144A ρ	550,000	567,188

		2,768,525

INFORMATION TECHNOLOGY 2.9%
Electronic Equipment & Instruments 0.8%
Anixter International, Inc., 5.95%, 03/01/2015	500,000	443,790
Itron, Inc., 7.75%, 05/15/2012	150,000	145,374

		589,164

IT Services 2.1%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	1,600,000	1,532,000

MATERIALS 5.3%
Chemicals 0.1%
MacDermid, Inc., 9.50%, 04/15/2017 144A	87,000	78,300
Millenium America, Inc., 7.625%, 11/15/2026	45,000	29,250

		107,550

Construction Materials 0.5%
Texas Industries, Inc., 7.25%, 07/15/2013 ρ	360,000	351,900

Containers & Packaging 4.1%
Ball Corp., 6.625%, 03/15/2018	2,000,000	1,990,000
Crown Holdings, Inc., 7.75%, 11/15/2015 ρ	350,000	361,375
Greif, Inc., 6.75%, 02/01/2017	460,000	455,400
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	275,000	250,250

		3,057,025

Metals & Mining 0.4%
Steel Dynamics, Inc., 7.75%, 04/15/2016 144A #	300,000	301,875

Paper & Forest Products 0.2%
Glatfelter, 7.125%, 05/01/2016	125,000	123,437

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.5%
Qwest Corp., 7.875%, 09/01/2011	375,000	375,938

Wireless Telecommunication Services 0.1%
Rural Cellular Corp., 8.25%, 03/15/2012	75,000	77,250

UTILITIES 13.3%
Electric Utilities 9.6%
Edison Mission Energy, 7.00%, 05/15/2017	2,380,000	2,380,000
Mirant North America, LLC, 7.375%, 12/31/2013	300,000	304,500
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	294,750
7.375%, 01/15/2017	2,000,000	1,950,000
Reliant Energy, Inc.:
6.75%, 12/15/2014	350,000	357,875
7.625%, 06/15/2014 ρ	1,800,000	1,795,500

		7,082,625

2

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 3.7%
AES Corp., 7.75%, 03/01/2014	$300,000	$303,375
Dynegy, Inc.:
6.875%, 04/01/2011	1,100,000	1,086,250
7.125%, 05/15/2018	1,185,000	1,072,425
8.375%, 05/01/2016	300,000	298,500

		2,760,550

Total Corporate Bonds (cost $41,825,718)		40,135,325

YANKEE OBLIGATIONS – CORPORATE 0.8%
MATERIALS 0.2%
Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015	205,000	182,450

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A ρ	300,000	292,500

Wireless Telecommunication Services 0.2%
Rogers Wireless, Inc., 6.375%, 03/01/2014	156,000	154,856

Total Yankee Obligations – Corporate (cost $666,648)		629,806

	Shares	Value

COMMON STOCKS 25.0%
ENERGY 4.6%
Energy Equipment & Services 2.1%
Grant Prideco, Inc. *	12,000	590,640
Halliburton Co.	10,000	393,300
Pride International, Inc. *	16,000	559,200

		1,543,140

Oil, Gas & Consumable Fuels 2.5%
Marathon Oil Corp.	11,000	501,600
Patriot Coal Corp. * ρ	1,100	51,667
Peabody Energy Corp.	11,000	561,000
Tesoro Corp.	10,000	300,000
Valero Energy Corp.	9,000	441,990

		1,856,257

FINANCIALS 4.1%
Capital Markets 0.3%
Lazard, Ltd. ρ	5,500	210,100

Real Estate Investment Trusts 3.8%
General Growth Properties, Inc.	6,000	229,020
Host Hotels & Resorts, Inc.	33,300	530,136
Macerich Co. ρ	3,400	238,918
Mack-Cali Realty Corp. ρ	9,000	321,390
Plum Creek Timber Co., Inc. ρ	25,000	1,017,500
Simon Property Group, Inc.	5,000	464,550

		2,801,514

HEALTH CARE 2.1%
Life Sciences Tools & Services 2.1%
Millipore Corp. * ρ	7,000	471,870
PerkinElmer, Inc.	20,000	485,000
Thermo Fisher Scientific, Inc. *	11,000	625,240

		1,582,110

3

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 8.8%
Aerospace & Defense 0.6%
DRS Technologies, Inc. ρ	8,000	$466,240

Building Products 0.7%
Lennox International, Inc.	14,000	503,580

Electrical Equipment 4.1%
Ametek, Inc. ρ	11,000	483,010
Cooper Industries, Inc.	19,000	762,850
Emerson Electric Co.	16,900	869,674
General Cable Corp. * ρ	10,000	590,700
Rockwell Automation, Inc.	1,000	57,420
Roper Industries, Inc.	5,200	309,088

		3,072,742

Machinery 2.7%
Danaher Corp.	5,000	380,150
Donaldson Co., Inc. ρ	8,100	326,268
Dover Corp.	8,000	334,240
IDEX Corp.	10,000	306,900
Pall Corp.	9,000	315,630
Parker Hannifin Corp.	5,250	363,667

		2,026,855

Road & Rail 0.4%
Norfolk Southern Corp.	5,000	271,600

Trading Companies & Distributors 0.3%
Wesco International, Inc. * ρ	5,000	182,450

INFORMATION TECHNOLOGY 1.8%
Communications Equipment 0.2%
CommScope, Inc. *	5,000	174,150

Electronic Equipment & Instruments 1.6%
Agilent Technologies, Inc. *	1,000	29,830
Amphenol Corp., Class A	30,000	1,117,500

		1,147,330

MATERIALS 2.1%
Chemicals 0.6%
FMC Corp.	8,000	443,920

Construction Materials 0.4%
Texas Industries, Inc. ρ	5,000	300,550

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	4,000	384,880

Paper & Forest Products 0.6%
Weyerhaeuser Co.	7,000	455,280

UTILITIES 1.5%
Electric Utilities 0.7%
NRG Energy, Inc. *	13,000	506,870

Gas Utilities 0.8%
Questar Corp.	5,600	316,736
Southern Union Co.	12,000	279,240

		595,976

Total Common Stocks (cost $21,096,934)		18,525,544

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 7.1%
FINANCIALS 1.0%
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$750,000	$726,562

HEALTH CARE 3.0%
Health Care Equipment & Supplies 2.5%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	2,000,000	1,885,000

Life Sciences Tools & Services 0.5%
Millipore Corp., 3.75%, 06/01/2026	325,000	334,344

INDUSTRIALS 3.1%
Electrical Equipment 3.1%
General Cable Corp., 1.00%, 10/15/2012 144A	2,380,000	2,359,175

Total Convertible Debentures (cost $5,569,532)		5,305,081

	Shares	Value

SHORT-TERM INVESTMENTS 23.6%
MUTUAL FUND SHARES 23.6%
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø ρρ ## (cost $17,487,149)	17,487,149	17,487,149

Total Investments (cost $88,145,981) 112.0%		83,133,370
Other Assets and Liabilities (12.0%)		(8,919,117)

Net Assets 100.0%		$74,214,253

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρ	All or a portion of this security is on loan.
#	When-issued or delayed delivery security
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $88,156,171. The gross unrealized appreciation and depreciation on securities based on tax cost was $481,217 and $5,504,018, respectively, with a net unrealized depreciation of $5,022,801.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

5

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$36,012,693
Level 2 – Other Significant Observable Inputs	47,120,677
Level 3 – Significant Unobservable Inputs	0

Total	$83,133,370

6

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 8.6%
Internet & Catalog Retail 5.2%
Amazon.com, Inc. *	64,460	$4,595,998
Blue Nile, Inc. * ρ	44,811	2,426,516

		7,022,514

Media 1.6%
Omnicom Group, Inc.	48,941	2,162,213

Textiles, Apparel & Luxury Goods 1.8%
Timberland Co., Class A *	178,986	2,457,478

CONSUMER STAPLES 13.8%
Beverages 2.8%
Diageo plc	86,787	1,749,692
Diageo plc, ADR	6,152	500,281
PepsiCo, Inc.	20,937	1,511,651

		3,761,624

Food & Staples Retailing 4.0%
CVS Caremark Corp.	80,657	3,267,415
Whole Foods Market, Inc. ρ	64,680	2,132,500

		5,399,915

Food Products 2.4%
Kraft Foods, Inc., Class A	47,792	1,482,030
McCormick & Co., Inc.	48,592	1,796,446

		3,278,476

Household Products 3.1%
Clorox Co.	49,878	2,825,090
Procter & Gamble Co.	19,277	1,350,739

		4,175,829

Tobacco 1.5%
Altria Group, Inc.	27,789	616,916
Philip Morris International, Inc. *	27,789	1,405,568

		2,022,484

ENERGY 11.0%
Oil, Gas & Consumable Fuels 11.0%
Apache Corp.	27,745	3,352,151
BP plc, ADR	23,860	1,447,109
Chevron Corp.	14,453	1,233,708
ConocoPhillips	28,941	2,205,593
Exxon Mobil Corp.	77,293	6,537,442

		14,776,003

FINANCIALS 18.3%
Capital Markets 4.9%
Goldman Sachs Group, Inc.	11,003	1,819,786
Legg Mason, Inc.	41,327	2,313,485
State Street Corp.	18,849	1,489,071
T. Rowe Price Group, Inc.	19,405	970,250

		6,592,592

Commercial Banks 2.6%
Wells Fargo & Co.	123,538	3,594,956

Consumer Finance 2.4%
American Express Co.	30,900	1,350,948
Visa, Inc., Class A *	30,294	1,889,134

		3,240,082

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 5.0%
Apollo Global Management, LLC, Class A +	89,053	$1,202,216
Citigroup, Inc.	148,477	3,180,377
JPMorgan Chase & Co.	54,918	2,358,728

		6,741,321

Insurance 3.4%
American International Group, Inc.	41,814	1,808,456
Marsh & McLennan Cos.	57,260	1,394,281
Prudential Financial, Inc.	17,129	1,340,344

		4,543,081

HEALTH CARE 12.9%
Biotechnology 2.9%
Amgen, Inc. *	58,882	2,460,090
Biogen Idec, Inc. *	22,612	1,394,934

		3,855,024

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	34,906	2,018,265
Medtronic, Inc.	39,100	1,891,267

		3,909,532

Health Care Providers & Services 0.7%
WellPoint, Inc. *	20,720	914,374

Pharmaceuticals 6.4%
Abbott Laboratories	30,871	1,702,536
Bristol-Myers Squibb Co.	57,594	1,226,752
Johnson & Johnson	41,421	2,686,980
Novartis AG, ADR	40,411	2,070,256
Wyeth	23,052	962,651

		8,649,175

INDUSTRIALS 8.3%
Aerospace & Defense 2.1%
Lockheed Martin Corp.	18,656	1,852,541
United Technologies Corp.	14,188	976,418

		2,828,959

Air Freight & Logistics 1.8%
Expeditors International of Washington, Inc.	20,220	913,540
United Parcel Service, Inc., Class B	21,298	1,555,180

		2,468,720

Industrial Conglomerates 4.4%
General Electric Co.	158,122	5,852,095

INFORMATION TECHNOLOGY 20.5%
Communications Equipment 7.8%
Cisco Systems, Inc. *	172,962	4,166,655
QUALCOMM, Inc.	155,388	6,370,908

		10,537,563

Computers & Peripherals 1.0%
Dell, Inc. *	68,165	1,357,847

Internet Software & Services 1.1%
Google, Inc., Class A *	3,433	1,512,133

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.1%
Automatic Data Processing, Inc.	34,465	$1,460,971

Semiconductors & Semiconductor Equipment 3.8%
Altera Corp.	73,507	1,354,734
Intel Corp.	113,090	2,395,246
Texas Instruments, Inc.	49,307	1,393,909

		5,143,889

Software 5.7%
FactSet Research Systems, Inc.	20,356	1,096,578
Microsoft Corp.	97,804	2,775,678
Oracle Corp. *	194,890	3,812,048

		7,684,304

MATERIALS 1.1%
Chemicals 1.1%
Air Products & Chemicals, Inc.	15,437	1,420,204

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	42,503	1,627,865
Verizon Communications, Inc.	37,655	1,372,524

		3,000,389

UTILITIES 1.0%
Electric Utilities 1.0%
Exelon Corp.	17,133	1,392,399

Total Common Stocks (cost $115,794,123)		131,756,146

	Principal Amount	Value

SHORT-TERM INVESTMENTS 5.5%
REPURCHASE AGREEMENTS ^ 3.1%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing 04/01/2008, maturity value $701,060 ρρ (1)	$701,000	701,000
BNP Paribas Securities, 3.10% dated 03/31/2008, maturing 04/01/2008, maturity value $992,085 ρρ (2)	992,000	992,000
Credit Suisse First Boston Corp., 3.15%, dated 03/31/2008, maturing 04/01/2008, maturity value $734,064 ρρ (3)	734,000	734,000
Deutsche Bank Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $800,069 ρρ (4)	800,000	800,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,000,086 ρρ (5)	1,000,000	1,000,000

		4,227,000

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 2.4%
BGI Prime Money Market Fund, Premium Shares, 3.15% ρρ q	389,462	$389,462
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	2,776,170	2,776,170

		3,165,632

Total Short-Term Investments (cost $7,392,632)		7,392,632

Total Investments (cost $123,186,755) 103.2%		139,148,778
Other Assets and Liabilities (3.2%)		(4,357,014)

Net Assets 100.0%		$134,791,764

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
ρρ	Security received as collateral from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $715,020.
(2)	investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $1,011,840.
(3)	investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $748,680.
(4)	high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $685,259; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $130,741.
(5)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $1,020,003.

Summary of Abbreviations

ADR	American Depository Receipt
CMO	Collateralized Mortgage Obligation

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $123,709,391. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,760,356 and $10,320,969, respectively, with a net unrealized appreciation of $15,439,387.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$134,921,778
Level 2 – Other Significant Observable Inputs	4,227,000
Level 3 – Significant Unobservable Inputs	0

Total	$139,148,778

5

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 12.0%
Diversified Consumer Services 1.0%
Strayer Education, Inc.	4,200	$640,500

Hotels, Restaurants & Leisure 4.4%
California Pizza Kitchen, Inc. *	35,050	459,506
Chipotle Mexican Grill, Inc., Class A *	5,600	635,208
Gaylord Entertainment Co. *	24,200	733,018
Great Wolf Resorts, Inc. *	51,200	326,656
Life Time Fitness, Inc. * ρ	10,459	326,425
Pinnacle Entertainment, Inc. *	24,700	316,160

		2,796,973

Internet & Catalog Retail 1.0%
Blue Nile, Inc. * ρ	11,500	622,725

Leisure Equipment & Products 1.0%
Callaway Golf Co.	42,200	619,496

Media 2.5%
Marvel Entertainment, Inc. *	22,500	602,775
National CineMedia, Inc.	43,300	973,384

		1,576,159

Specialty Retail 1.2%
Conn’s, Inc. * ρ	28,500	464,835
J. Crew Group, Inc. *	6,400	282,688

		747,523

Textiles, Apparel & Luxury Goods 0.9%
Iconix Brand Group, Inc. *	35,100	608,985

CONSUMER STAPLES 2.8%
Food & Staples Retailing 1.1%
Longs Drug Stores Corp.	15,800	670,868

Food Products 0.9%
Hain Celestial Group, Inc. *	18,900	557,550

Personal Products 0.8%
Bare Escentuals, Inc. * ρ	22,400	524,608

ENERGY 8.0%
Energy Equipment & Services 5.7%
Core Laboratories NV *	6,893	822,335
Dril-Quip, Inc. *	6,400	297,408
ION Geophysical Corp. *	26,700	368,460
Matrix Service Co. *	28,300	486,194
Natco Group, Inc., Class A *	11,200	523,600
Oceaneering International, Inc. *	17,624	1,110,312

		3,608,309

Oil, Gas & Consumable Fuels 2.3%
Petrohawk Energy Corp. *	30,300	611,151
PetroQuest Energy, Inc. *	21,800	378,012
World Fuel Services Corp.	17,500	491,225

		1,480,388

FINANCIALS 6.8%
Capital Markets 4.1%
Greenhill & Co. ρ	10,037	698,174
KBW, Inc. * ρ	25,600	564,480
Stifel Financial Corp. *	17,900	803,710
Waddell & Reed Financial, Inc., Class A	16,900	542,997

		2,609,361

1

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 1.2%
PrivateBancorp, Inc. ρ	13,800	$434,286
United Community Banks, Inc. ρ	17,600	298,848

		733,134

Diversified Financial Services 0.6%
MarketAxess Holdings, Inc. *	35,300	350,882

Real Estate Investment Trusts 0.9%
Redwood Trust, Inc. ρ	16,400	596,140

HEALTH CARE 19.7%
Biotechnology 2.1%
BioMarin Pharmaceutical, Inc. *	15,500	548,235
Cepheid *	10,800	263,412
United Therapeutics Corp. *	6,200	537,540

		1,349,187

Health Care Equipment & Supplies 5.5%
ArthroCare Corp. *	8,600	286,810
Conceptus, Inc. *	23,200	430,592
Hansen Medical, Inc. * ρ	21,800	306,508
Hologic, Inc. *	8,100	450,360
Masimo Corp. *	9,785	254,410
Meridian Bioscience, Inc.	20,300	678,629
NuVasive, Inc. *	13,700	472,787
Zoll Medical Corp. *	22,900	608,911

		3,489,007

Health Care Providers & Services 5.7%
Inventiv Health, Inc. *	22,000	633,820
Pediatrix Medical Group, Inc. *	10,516	708,778
Psychiatric Solutions, Inc. *	32,722	1,109,930
Sun Healthcare Group, Inc. *	38,200	501,948
VCA Antech, Inc. *	22,845	624,811

		3,579,287

Health Care Technology 0.6%
Eclipsys Corp. *	18,200	356,902

Life Sciences Tools & Services 5.5%
Icon plc *	17,800	1,155,042
Illumina, Inc. *	13,300	1,009,470
PAREXEL International Corp. *	36,800	960,480
Sequenom, Inc. *	55,500	360,750

		3,485,742

Pharmaceuticals 0.3%
Obagi Medical Products, Inc. *	23,200	201,376

INDUSTRIALS 17.7%
Aerospace & Defense 5.1%
AAR Corp. *	24,600	670,842
ARGON ST, Inc. *	35,168	598,208
BE Aerospace, Inc. *	30,700	1,072,965
Hexcel Corp. * ρ	47,400	905,814

		3,247,829

Air Freight & Logistics 0.9%
Forward Air Corp.	17,000	602,480

Airlines 0.9%
AirTran Holdings, Inc. *	84,800	559,680

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 4.3%
Advisory Board Co. *	7,600	$417,544
Clean Harbors, Inc. *	7,000	455,000
Heidrick & Struggles International, Inc.	5,000	162,650
Interface, Inc., Class A	31,200	438,360
Kforce, Inc. *	16,000	141,440
Steiner Leisure, Ltd. *	14,900	491,700
Waste Connections, Inc. *	19,700	605,578

		2,712,272

Construction & Engineering 2.0%
Quanta Services, Inc. * ρ	53,600	1,241,912

Electrical Equipment 1.6%
General Cable Corp. *	10,300	608,421
Polypore International, Inc. *	19,400	401,386

		1,009,807

Machinery 2.4%
Albany International Corp., Class A	11,600	419,224
Manitowoc Co., Inc.	12,800	522,240
RBC Bearings, Inc. *	15,100	560,663

		1,502,127

Trading Companies & Distributors 0.5%
Interline Brands, Inc. *	18,991	352,283

INFORMATION TECHNOLOGY 25.2%
Communications Equipment 1.5%
Adtran, Inc.	30,200	558,700
Harmonic, Inc. *	55,400	421,040

		979,740

Computers & Peripherals 0.5%
Stratasys, Inc. *	16,946	301,639

Electronic Equipment & Instruments 2.0%
Benchmark Electronics, Inc. *	39,922	716,600
Mellanox Technologies, Ltd. *	37,900	527,947

		1,244,547

Internet Software & Services 8.7%
Bankrate, Inc. * ρ	14,100	703,449
ComScore, Inc. *	17,500	351,050
Constant Contact, Inc. * ρ	24,000	347,520
Equinix, Inc. *	13,178	876,205
LivePerson, Inc. *	84,400	261,640
NIC, Inc.	107,511	764,403
SonicWALL, Inc. *	46,200	377,454
SupportSoft, Inc. *	97,100	320,430
Switch & Data Facilities Co., Inc. *	51,600	526,836
ValueClick, Inc. *	18,100	312,225
Vocus, Inc. *	23,950	632,280

		5,473,492

Semiconductors & Semiconductor Equipment 6.2%
Advanced Energy Industries, Inc. *	17,600	233,376
ATMI, Inc. *	45,161	1,256,831
FormFactor, Inc. *	17,200	328,520
NetLogic Microsystems, Inc. *	29,200	704,888
PDF Solutions, Inc. *	38,500	212,135
Power Integrations, Inc. *	24,600	719,796
Tessera Technologies, Inc. *	24,000	499,200

		3,954,746

3

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 6.3%
Blackboard, Inc. *	25,200	$839,916
Bottomline Technologies, Inc. *	36,400	458,640
Concur Technologies, Inc. *	26,264	815,497
Micros Systems, Inc. *	26,600	895,356
Ultimate Software Group, Inc. * ρ	31,600	949,896

		3,959,305

MATERIALS 1.3%
Chemicals 0.7%
Cytec Industries, Inc.	8,900	479,265

Metals & Mining 0.6%
Compass Minerals International, Inc.	6,224	367,091

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 3.7%
Cogent Communications Group, Inc. *	34,000	622,540
Paetec Holding Corp. *	114,700	763,902
Time Warner Telecom, Inc. *	59,600	923,204

		2,309,646

Total Common Stocks (cost $59,803,899)		61,502,963

	Principal Amount	Value

SHORT-TERM INVESTMENTS 15.1%
REPURCHASE AGREEMENTS ^ 9.7%
Banc of America Securities, LLC , 3.07%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,114,095 ρρ (1)	$1,114,000	1,114,000
BNP Paribas Securities, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,000,086 ρρ (2)	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 3.10% dated 03/31/2008, maturing 04/01/2008, maturity value $1,000,086 ρρ (3)	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $500,043 ρρ (4)	500,000	500,000
JPMorgan Securities, Inc., 3.07%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,000,085 ρρ (5)	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,500,129 ρρ (6)	1,500,000	1,500,000

		6,114,000

	Shares	Value

MUTUAL FUND SHARES 5.4%
BGI Prime Money Market Fund, Premium Shares, 3.15% q ρρ	100,000	100,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% q ρρ	182,000	182,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø ρρ	2,848,038	2,848,038
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 3.31% q ρρ	300,000	300,000

		3,430,038

Total Short-Term Investments (cost $9,544,038)		9,544,038

Total Investments (cost $69,347,937) 112.3%		71,047,001
Other Assets and Liabilities (12.3%)		(7,779,658)

Net Assets 100.0%		$63,267,343

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis consisting of:
(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $1,136,280.
(2)	investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $1,020,000.
(3)	high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $856,573; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $163,427.
(4)

investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $27,890; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $303,220; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $178,911.

(5)	investment grade commercial paper, 0.02% to 0.19%, 04/01/2008 to 06/20/2008, value including accrued interest is $1,020,024.
(6)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $1,530,004.

Summary of Abbreviations

CMO	Collateralized Mortgage Obligation

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $69,508,237. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,090,233 and $7,551,469, respectively, with a net unrealized appreciation of $1,538,764.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreemen ts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$64,933,001
Level 2 – Other Significant Observable Inputs	6,114,000
Level 3 – Significant Unobservable Inputs	0

Total	$71,047,001

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 81.9%
CONSUMER DISCRETIONARY 19.4%
Auto Components 1.6%
Cooper Standard Automotive, Inc.:
7.00%, 12/15/2012 ρ	$15,000	$12,975
8.375%, 12/15/2014	50,000	38,125
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	170,000	140,250
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	110,000	116,875
Metaldyne Corp.:
10.00%, 11/01/2013	325,000	196,625
11.00%, 06/15/2012	125,000	35,625

		540,475

Automobiles 1.6%
Ford Motor Co.:
7.45%, 07/16/2031	55,000	36,575
7.70%, 05/15/2097	155,000	98,813
7.875%, 06/15/2010	135,000	117,768
General Motors Corp.:
7.20%, 01/15/2011 ρ	255,000	213,562
8.25%, 07/15/2023	105,000	74,025

		540,743

Diversified Consumer Services 0.3%
Education Management, LLC:
8.75%, 06/01/2014	45,000	38,250
10.25%, 06/01/2016	65,000	52,000
Service Corporation International, 6.75%, 04/01/2015	5,000	4,944

		95,194

Hotels, Restaurants & Leisure 5.3%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	100,000	94,250
8.125%, 05/15/2011	40,000	33,800
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	364,000	258,440
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	240,000	234,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 ρ	510,000	365,925
Outback Steakhouse, Inc., 10.00%, 06/15/2015 ρ 144A	35,000	22,225
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	10,000	9,900
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	181,000	191,860
Seneca Gaming Corp., 7.25%, 05/01/2012	40,000	37,900
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	160,000	142,400
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	45,000	30,825
9.625%, 06/01/2014 ρ	70,000	39,900
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	394,000	267,920
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	90,000	92,700

		1,822,045

Household Durables 2.3%
Centex Corp.:
4.875%, 08/15/2008	85,000	83,521
5.80%, 09/15/2009	25,000	23,508
D.R. Horton, Inc.:
4.875%, 01/15/2010	40,000	36,900
5.00%, 01/15/2009	85,000	82,237
8.00%, 02/01/2009	40,000	39,500
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	45,000	29,475
6.50%, 01/15/2014	52,000	35,360

1

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
KB Home:
7.75%, 02/01/2010 ρ	$60,000	$57,675
8.625%, 12/15/2008	35,000	35,263
Libbey, Inc., FRN, 11.91%, 06/01/2011	90,000	88,650
Meritage Homes Corp., 7.00%, 05/01/2014	95,000	72,437
Pulte Homes, Inc., 4.875%, 07/15/2009	185,000	175,750
Standard Pacific Corp., 5.125%, 04/01/2009	40,000	35,000

		795,276

Media 5.7%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	200,000	195,500
CCH I, LLC, 11.00%, 10/01/2015 ρ	25,000	17,500
Charter Communications, Inc., 10.875%, 09/15/2014 144A ρ	255,000	252,450
CSC Holdings, Inc., 7.625%, 04/01/2011	115,000	114,281
Dex Media West, LLC, 8.50%, 08/15/2010	85,000	83,088
Idearc, Inc., 8.00%, 11/15/2016	345,000	225,112
Lamar Media Corp.:
6.625%, 08/15/2015 ρ	230,000	203,550
7.25%, 01/01/2013	10,000	9,550
Ser. B, 6.625%, 08/15/2015	15,000	13,275
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	120,000	101,400
Mediacom, LLC, 7.875%, 02/15/2011	35,000	31,325
Paxson Communications Corp., FRN, 10.51%, 01/15/2013 144A	260,000	195,650
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A ρ	205,000	129,150
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012 ρ	30,000	30,375
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013 ρ	115,000	97,463
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	115,000	111,550
Young Broadcasting, Inc., 8.75%, 01/15/2014	300,000	178,500

		1,989,719

Multi-line Retail 0.4%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	135,000	135,675

Specialty Retail 1.2%
American Achievement Corp., 8.25%, 04/01/2012	160,000	143,600
Home Depot, Inc., 5.875%, 12/16/2036	45,000	36,850
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	80,000	70,400
Payless ShoeSource, Inc., 8.25%, 08/01/2013	200,000	177,000

		427,850

Textiles, Apparel & Luxury Goods 1.0%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	30,000	24,450
Oxford Industries, Inc., 8.875%, 06/01/2011	290,000	276,950
Unifi, Inc., 11.50%, 05/15/2014 ρ	70,000	52,850

		354,250

CONSUMER STAPLES 2.0%
Beverages 0.1%
Constellation Brands, Inc., 8.375%, 12/15/2014 ρ	20,000	20,700

Food & Staples Retailing 0.3%
Ingles Markets, Inc., 8.875%, 12/01/2011 ρ	60,000	60,900
Rite Aid Corp., 8.125%, 05/01/2010 ρ	25,000	24,500

		85,400

2

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.0%
Dean Foods Co., 6.625%, 05/15/2009 ρ	$15,000	$15,038
Del Monte Foods Co.:
6.75%, 02/15/2015	135,000	129,937
8.625%, 12/15/2012 ρ	85,000	86,912
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015 ρ	10,000	9,675
8.375%, 05/01/2017 ρ	105,000	92,925

		334,487

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	50,000	49,000

Personal Products 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	225,000	182,813

ENERGY 10.7%
Energy Equipment & Services 3.0%
Bristow Group, Inc., 7.50%, 09/15/2017	70,000	70,700
Dresser-Rand Group, Inc., 7.375%, 11/01/2014 ρ	118,000	116,230
GulfMark Offshore, Inc., 7.75%, 07/15/2014	170,000	173,400
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	285,000	270,750
Parker Drilling Co., 9.625%, 10/01/2013	130,000	137,475
PHI, Inc., 7.125%, 04/15/2013	295,000	272,137

		1,040,692

Oil, Gas & Consumable Fuels 7.7%
Chesapeake Energy Corp., 6.875%, 01/15/2016	300,000	298,500
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	120,000	104,400
Delta Petroleum Corp., 7.00%, 04/01/2015	115,000	102,925
El Paso Corp., 7.00%, 06/15/2017	60,000	62,011
Encore Acquisition Co.:
6.00%, 07/15/2015	240,000	217,200
6.25%, 04/15/2014 ρ	40,000	37,400
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	65,000	53,950
Exco Resources, Inc., 7.25%, 01/15/2011	165,000	161,287
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	145,000	142,825
Forest Oil Corp., 7.25%, 06/15/2019 ρ	75,000	76,688
Frontier Oil Corp., 6.625%, 10/01/2011	45,000	44,663
Mariner Energy, Inc., 8.00%, 05/15/2017	36,000	34,560
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	190,000	191,662
Peabody Energy Corp.:
5.875%, 04/15/2016	260,000	247,000
6.875%, 03/15/2013 ρ	5,000	5,100
Plains Exploration & Production Co., 7.75%, 06/15/2015	60,000	60,150
Sabine Pass LNG, LP:
7.25%, 11/30/2013	270,000	261,900
7.50%, 11/30/2016	15,000	14,550
Southwestern Energy Co., 7.50%, 02/01/2018 144A	10,000	10,400
Targa Resources, Inc., 8.50%, 11/01/2013	60,000	55,500
Tesoro Corp.:
6.50%, 06/01/2017	140,000	126,000
6.625%, 11/01/2015	50,000	46,500
Williams Cos., 8.125%, 03/15/2012	280,000	307,300

		2,662,471

3

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 13.1%
Capital Markets 0.1%
E*TRADE Financial Corp.:
7.375%, 09/15/2013	$25,000	$17,875
7.875%, 12/01/2015	10,000	7,150
8.00%, 06/15/2011 ρ	25,000	21,000

		46,025

Consumer Finance 8.2%
CCH II Capital Corp., 10.25%, 09/15/2010	595,000	544,287
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	240,000	208,583
5.80%, 01/12/2009	100,000	95,286
7.375%, 10/28/2009	380,000	346,353
9.75%, 09/15/2010	150,000	133,685
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009 ρ	85,000	77,481
6.875%, 09/15/2011	170,000	130,205
6.875%, 08/28/2012	560,000	425,936
7.25%, 03/02/2011	25,000	19,696
7.75%, 01/19/2010	110,000	95,184
8.00%, 11/01/2031	300,000	215,466
FRN:
3.75%, 09/23/2008	90,000	84,919
4.32%, 05/15/2009	175,000	149,613
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	40,000	32,600
Sprint Capital Corp., 6.875%, 11/15/2028	170,000	126,949
Toll Corp.:
8.25%, 02/01/2011	145,000	132,312
8.25%, 12/01/2011	30,000	27,450

		2,846,005

Diversified Financial Services 1.0%
Leucadia National Corp.:
7.125%, 03/15/2017	50,000	47,625
8.125%, 09/15/2015	260,000	262,600
LVB Acquisition Merger, Inc., 11.625%, 10/15/2017 144A	40,000	40,200

		350,425

Real Estate Investment Trusts 2.0%
Host Marriott Corp.:
7.125%, 11/01/2013	150,000	147,750
Ser. Q, 6.75%, 06/01/2016	185,000	173,900
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	300,000	289,500
Ventas, Inc., 7.125%, 06/01/2015	60,000	59,850

		671,000

Thrifts & Mortgage Finance 1.8%
Residential Capital, LLC:
8.125%, 11/21/2008	90,000	62,550
8.375%, 06/30/2010	1,000,000	507,500
FRN, 3.49%, 06/09/2008 ρ	55,000	43,725

		613,775

4

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 3.3%
Health Care Providers & Services 3.3%
HCA, Inc.:
6.375%, 01/15/2015	$5,000	$4,256
8.75%, 09/01/2010	95,000	95,475
9.25%, 11/15/2016	580,000	603,200
Omnicare, Inc.:
6.125%, 06/01/2013	230,000	203,550
6.875%, 12/15/2015	250,000	218,750

		1,125,231

INDUSTRIALS 7.8%
Aerospace & Defense 4.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	30,000	29,325
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	60,000	59,400
DRS Technologies, Inc., 6.625%, 02/01/2016	65,000	63,863
Hexcel Corp., 6.75%, 02/01/2015	110,000	106,975
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	875,000	842,189
6.375%, 10/15/2015	210,000	206,325
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011 ρ	180,000	166,050

		1,474,127

Commercial Services & Supplies 1.5%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	165,000	150,975
9.25%, 05/01/2021	140,000	145,600
Geo Group, Inc., 8.25%, 07/15/2013	45,000	45,562
Mobile Mini, Inc., 6.875%, 05/01/2015	85,000	70,975
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	105,000	108,413

		521,525

Machinery 0.8%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	335,000	276,375

Road & Rail 1.0%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	100,000	82,000
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	100,000	95,250
10.50%, 01/01/2016 ρ	5,000	4,706
Kansas City Southern:
7.50%, 06/15/2009	75,000	76,500
9.50%, 10/01/2008	90,000	91,688

		350,144

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 ρ	15,000	7,200
United Rentals, Inc., 6.50%, 02/15/2012	85,000	77,350

		84,550

INFORMATION TECHNOLOGY 3.4%
Electronic Equipment & Instruments 1.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	190,000	173,850
Jabil Circuit, Inc., 8.25%, 03/15/2018 144A	280,000	274,960
Sanmina-SCI Corp.:
6.75%, 03/01/2013	30,000	26,175
8.125%, 03/01/2016 ρ	50,000	44,500
FRN, 5.55%, 06/15/2010 144A	14,000	13,650

		533,135

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
IT Services 1.5%
First Data Corp., 9.875%, 09/24/2015 ρ 144A	$225,000	$185,343
ipayment, Inc., 9.75%, 05/15/2014	130,000	116,025
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	175,000	154,219
10.25%, 08/15/2015 ρ	5,000	5,050
Unisys Corp., 6.875%, 03/15/2010 ρ	50,000	47,250

		507,887

Semiconductors & Semiconductor Equipment 0.4%
Freescale Semiconductor, Inc.:
8.875%, 12/15/2014	5,000	3,938
9.125%, 12/15/2014	50,000	36,750
Spansion, Inc.:
11.25%, 01/15/2016 ρ 144A	25,000	15,375
FRN, 6.20%, 06/01/2013 144A	115,000	78,200

		134,263

Software 0.0%
Activant Solutions, Inc., 9.50%, 05/01/2016	15,000	12,675

MATERIALS 10.0%
Chemicals 4.0%
ARCO Chemical Co.:
9.80%, 02/01/2020	65,000	54,925
10.25%, 11/01/2010	10,000	10,200
Huntsman, LLC, 11.625%, 10/15/2010	140,000	148,400
Koppers Holdings, Inc.:
9.875%, 10/15/2013	15,000	15,825
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	150,000	130,875
MacDermid, Inc., 9.50%, 04/15/2017 144A	242,000	217,800
Millenium America, Inc., 7.625%, 11/15/2026	155,000	100,750
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	165,000	148,912
10.125%, 12/01/2014	70,000	61,250
Mosaic Co.:
7.30%, 01/15/2028	85,000	82,875
7.875%, 12/01/2016 144A	120,000	129,600
Tronox Worldwide, LLC, 9.50%, 12/01/2012	325,000	279,500

		1,380,912

Construction Materials 0.7%
CPG International, Inc.:
10.50%, 07/01/2013	240,000	202,800
FRN, 11.47%, 07/01/2012	40,000	32,600

		235,400

Containers & Packaging 2.6%
BPC Holding Corp., 8.875%, 09/15/2014	45,000	39,488
Exopack Holding Corp., 11.25%, 02/01/2014	210,000	193,200
Graham Packaging Co.:
8.50%, 10/15/2012 ρ	120,000	108,600
9.875%, 10/15/2014	105,000	88,725
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	130,000	128,375
9.50%, 08/15/2013	120,000	115,800
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	235,000	213,850

		888,038

6

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 04/01/2017	$175,000	$186,156
Indalex Holdings Corp., 11.50%, 02/01/2014	115,000	94,300

		280,456

Paper & Forest Products 1.9%
Georgia Pacific Corp.:
8.125%, 05/15/2011 ρ	300,000	299,250
8.875%, 05/15/2031 ρ	160,000	143,200
Glatfelter, 7.125%, 05/01/2016	45,000	44,438
Newpage Corp., 10.00%, 05/01/2012 ρ 144A	25,000	25,500
Verso Paper Holdings, LLC, 11.375%, 08/01/2016	175,000	161,437

		673,825

TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 1.6%
Citizens Communications Co., 7.875%, 01/15/2027	75,000	64,687
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A	60,000	57,900
Qwest Corp.:
6.50%, 06/01/2017	40,000	36,300
7.875%, 09/01/2011	190,000	190,475
8.875%, 03/15/2012	85,000	87,125
West Corp., 11.00%, 10/15/2016 ρ	140,000	119,000

		555,487

Wireless Telecommunication Services 3.2%
Centennial Communications Corp., 8.125%, 02/01/2014 ρ	240,000	228,000
Cricket Communications, Inc., 9.375%, 11/01/2014 ρ	120,000	114,300
MetroPCS Communications, Inc., 9.25%, 11/01/2014	245,000	226,625
Rural Cellular Corp., 8.25%, 03/15/2012	240,000	247,200
Sprint Nextel Corp.:
6.375%, 05/01/2009	75,000	73,894
6.90%, 05/01/2019	25,000	19,723
Ser. D, 7.375%, 08/01/2015	135,000	104,021
Ser. F, 5.95%, 03/15/2014	135,000	100,016

		1,113,779

UTILITIES 7.4%
Electric Utilities 7.3%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	265,000	287,525
Aquila, Inc., 14.875%, 07/01/2012	382,000	472,725
CMS Energy Corp.:
6.55%, 07/17/2017	20,000	19,450
8.50%, 04/15/2011	20,000	21,343
Edison Mission Energy:
7.00%, 05/15/2017	35,000	35,000
7.20%, 05/15/2019	20,000	19,850
Energy Future Holdings Corp., 10.875%, 11/01/2017 144A	285,000	289,275
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	30,000	27,375
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	29,229	33,613
Mirant North America, LLC, 7.375%, 12/31/2013	315,000	319,725
NRG Energy, Inc., 7.375%, 02/01/2016	285,000	280,013
Orion Power Holdings, Inc., 12.00%, 05/01/2010	300,000	329,250
Reliant Energy, Inc.:
6.75%, 12/15/2014	335,000	342,537
7.875%, 06/15/2017 ρ	5,000	5,000
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	30,000	30,038
10.50%, 11/01/2016 144A	5,000	4,925

		2,517,644

7

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.1%
Dynegy Holdings, Inc., 7.50%, 06/01/2015 ρ	$35,000	$32,988

Total Corporate Bonds (cost $30,660,152)		28,302,461

YANKEE OBLIGATIONS – CORPORATE 9.2%
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	85,000	86,062
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016	120,000	86,652
9.50%, 12/01/2016 144A	460,000	333,500
OPTI Canada, Inc.:
7.875%, 12/15/2014	230,000	225,975
8.25%, 12/15/2014	125,000	124,375

		856,564

FINANCIALS 1.3%
Consumer Finance 0.8%
Avago Technologies Finance, Ltd.:
10.125%, 12/01/2013 ρ	35,000	37,100
FRN, 8.58%, 06/01/2013	60,000	59,400
Petroplus Finance, Ltd., 6.75%, 05/01/2014 ρ 144A	45,000	41,288
Virgin Media Finance plc, 9.125%, 08/15/2016	175,000	157,500

		295,288

Diversified Financial Services 0.5%
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	160,000	163,200

INDUSTRIALS 1.2%
Road & Rail 1.2%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	195,000	180,375
9.375%, 05/01/2012	220,000	228,250

		408,625

INFORMATION TECHNOLOGY 1.1%
Communications Equipment 0.8%
Nortel Networks Corp., 10.125%, 07/15/2013 ρ	305,000	280,600

Semiconductors & Semiconductor Equipment 0.3%
Sensata Technologies, Inc., 8.00%, 05/01/2014	95,000	84,075

MATERIALS 2.3%
Metals & Mining 1.7%
Novelis, Inc., 7.25%, 02/15/2015	665,000	591,850

Paper & Forest Products 0.6%
Abitibi Consolidated Company of Canada, 13.75%, 04/01/2011 144A	110,000	113,025
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A ρ	125,000	94,375

		207,400

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	70,000	68,250
Intelsat, Ltd.:
9.25%, 06/15/2016	85,000	86,063
11.25%, 06/15/2016	115,000	117,156

		271,469

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	15,000	15,750

Total Yankee Obligations – Corporate (cost $3,473,646)		3,174,821

8

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 0.1%
INDUSTRIALS 0.0%
Airlines 0.0%
Delta Air Lines, Inc. *	895	$7,697

INFORMATION TECHNOLOGY 0.0%
Electronic Equipment & Instruments 0.0%
Jabil Circuit, Inc.	376	3,557

MATERIALS 0.1%
Chemicals 0.1%
Tronox, Inc., Class A	2,670	10,653

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Commercial Services & Supplies	1,497	10,015

Total Common Stocks (cost $54,451)		31,922

PREFERRED STOCKS 0.5%
FINANCIALS 0.5%
Thrifts & Mortgage Finance 0.5%
Fannie Mae, Ser. S, 8.25%	4,680	112,554
Freddie Mac, Ser. Z, 8.375%	2,050	50,020

Total Preferred Stocks (cost $168,805)		162,574

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $10,603)	50	0

	Principal Amount	Value

LOANS 3.5%
CONSUMER DISCRETIONARY 0.6%
Idearc, Inc., FRN, 4.70%, 11/17/2014 <	$45,000	36,444
Metaldyne Corp., FRN:
6.45%, 01/11/2012 <	10,000	7,250
6.45%, 01/11/2014 <	143,998	102,410
Paxson Communications Corp., FRN, 5.95%, 01/15/2012 <	50,000	40,244

		186,348

INDUSTRIALS 1.0%
Clarke American Corp., FRN, 5.20%, 02/28/2014	230,000	187,181
Neff Corp., FRN:
6.20%, 06/01/2008 <	45,000	30,691
6.20%, 11/30/2014 <	205,000	139,815

		357,687

INFORMATION TECHNOLOGY 0.1%
Freescale Semiconductor, Inc., FRN, 4.45%, 12/01/2013 <	54,747	45,817

MATERIALS 1.7%
Abitibi Consolidated Company of Canada, FRN, 10.70%, 03/31/2009 <	175,000	170,632
Boise Paper, FRN, 5.45%, 02/15/2015	50,000	46,408
MacDermid, Inc., FRN, 4.95%, 04/15/2014	100,000	129,810
Wimar Co., FRN, 5.20%, 01/03/2012	260,000	248,724

		595,574

UTILITIES 0.1%
Energy Future Holdings Corp., FRN, 6.20%, 10/10/2014	20,000	18,140

Total Loans (cost $1,234,304)		1,203,566

9

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 16.7%
MUTUAL FUND SHARES 16.7%
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø ρρ (cost $5,789,108)	5,789,108	$5,789,108

Total Investments (cost $41,391,069) 111.9%		38,664,452
Other Assets and Liabilities (11.9%)		(4,105,811)

Net Assets 100.0%		$34,558,641

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
<	All or a portion of the position represents an unfunded loan commitment.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FRN	Floating Rate Note

At March 31, 2008, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made	Frequency of Payments Made	Unrealized Gain (Loss)

12/12/2012	JPMorgan	Dow Jones CDX, North America Investment Grade Index	$314,600	3.75%	Quarterly	$(14,443)
03/20/2013	Lehman Brothers	Centex, 5.25%, 06/15/2015	80,000	5.12%	Quarterly	1,116
12/13/2049	Goldman Sachs	Dow Jones CMBX, North America AA Index	125,000	1.47%	Quarterly	5,234

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received	Frequency of Payments Received	Unrealized Gain (Loss)

12/12/2012	JPMorgan	Dow Jones CDX, North America Investment Grade Index	$314,600	3.75%	Quarterly	$(39,600)
12/20/2012	JPMorgan	Dow Jones CMBX, North America AA.3 Index	$314,600	3.75%	Quarterly	18,824
06/20/2013	Lehman Brothers	Pulte, 5.25%, 01/15/2014	80,000	4.17%	Quarterly	(1,505)

At March 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at March 31, 2008	In Exchange for U.S.	Unrealized Loss

05/14/2008	84,000 EUR	$132,443	$122,123	$10,320

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $41,454,265. The gross unrealized appreciation and depreciation on securities based on tax cost was $117,528 and $2,907,341, respectively, with a net unrealized depreciation of $2,789,813.

10

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of March 31, 2008, the Fund had unfunded loan commitments of $389,015.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the counterparty agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$ 6,044,854	$(10,320)
Level 2 – Other Significant Observable Inputs	32,619,598	(30,374)
Level 3 – Significant Unobservable Inputs	0	0

Total	$38,664,452	$(40,694)

*	Other financial instruments include futures, forwards and swap contracts.

11

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS 93.4%
CONSUMER DISCRETIONARY 11.4%
Auto Components 3.2%
Compagnie Generale des Etablissements Michelin, Class B	France	49,434	$5,161,513
Nokian Renkaat Oyj ρ	Finland	72,973	3,115,370

			8,276,883

Automobiles 0.3%
Toyota Motor Corp.	Japan	15,300	770,338

Hotels, Restaurants & Leisure 0.7%
Sodexho Alliance SA ρ	France	27,492	1,693,056

Household Durables 0.3%
Sony Corp. ρ	Japan	16,100	643,417

Media 1.8%
Television Broadcasts, Ltd.	Hong Kong	127,000	696,811
Toho Co., Ltd. * ρ	Japan	41,200	967,520
Vivendi SA	France	79,319	3,104,267

			4,768,598

Specialty Retail 0.6%
Inditex SA ρ	Spain	22,854	1,270,244
Yamada Denki Co., Ltd. ρ	Japan	3,900	337,549

			1,607,793

Textiles, Apparel & Luxury Goods 4.5%
adidas AG	Germany	164,686	10,961,145
Geox SpA ρ	Italy	50,106	777,650

			11,738,795

CONSUMER STAPLES 16.7%
Beverages 2.4%
Diageo plc *	United Kingdom	164,672	3,319,913
Foster’s Group, Ltd. ρ	Australia	114,517	535,756
Heineken NV	Netherlands	32,188	1,871,329
Marston’s plc	United Kingdom	91,130	371,608
Tsingtao Brewery Co., Ltd.	China	44,000	130,794

			6,229,400

Food & Staples Retailing 5.0%
Carrefour SA	France	157,567	12,160,251
Tesco plc	United Kingdom	91,536	691,421

			12,851,672

Food Products 6.5%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	370	1,229,837
Groupe Danone SA	France	38,244	3,424,727
Lotte Confectionery Co., Ltd.	South Korea	498	639,251
Nestle SA	Switzerland	14,742	7,370,449
Unilever NV	Netherlands	124,520	4,186,047

			16,850,311

Personal Products 0.5%
Shiseido Co., Ltd. ρ	Japan	50,000	1,321,784

Tobacco 2.3%
British American Tobacco plc	United Kingdom	85,841	3,221,233
Japan Tobacco, Inc.	Japan	269	1,347,461
Swedish Match AB	Sweden	56,500	1,231,650

			5,800,344

1

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 5.6%
Oil, Gas & Consumable Fuels 5.6%
BP plc	United Kingdom	437,024	$4,425,016
ENI SpA	Italy	38,358	1,308,105
OAO LUKOIL, ADR	Russia	15,133	1,299,672
PetroChina Co., Ltd., ADR	China	4,090	512,518
PTT Public Co.	Thailand	66,700	669,436
Royal Dutch Shell plc, Class A	United Kingdom	8,113	279,903
Statoil ASA	Norway	53,800	1,618,898
Total SA ρ	France	56,933	4,235,357

			14,348,905

FINANCIALS 13.3%
Commercial Banks 4.8%
Alpha Bank SA	Greece	17,140	570,937
Bank of Yokohama, Ltd.	Japan	221,000	1,525,942
BNP Paribas SA ρ	France	26,754	2,704,822
DBS Group Holdings, Ltd.	Singapore	65,000	853,431
Greek Postal Savings Bank SA	Greece	55,449	1,019,181
ICICI Bank, Ltd., ADR	India	9,555	364,905
Intesa Sanpaolo SpA *	Italy	185,551	1,225,574
Lloyds TSB Group plc	United Kingdom	154,296	1,384,269
Mega Financial Holding Co., Ltd.	Taiwan	126,000	100,397
National Bank of Greece SA	Greece	13,515	717,861
Unicredito Italian SpA ρ	Italy	295,214	1,974,369

			12,441,688

Consumer Finance 0.5%
Orix Corp. ρ	Japan	8,450	1,154,602

Diversified Financial Services 2.3%
Compagnie Nationale a Portefeuille	Belgium	5,308	404,449
Criteria Caixa Corp. SA * ρ	Spain	145,106	996,966
Groupe Bruxelles Lambert SA	Belgium	20,931	2,554,790
Hellenic Exchanges SA	Greece	21,550	513,975
Pargesa Holdings SA	Switzerland	12,004	1,337,999
Yuanta Financial Holding Co., Ltd. *	Taiwan	105,000	98,768

			5,906,947

Insurance 5.1%
Allianz SE ρ	Germany	12,699	2,519,089
Amlin plc	United Kingdom	83,196	447,941
AXA SA ρ	France	90,383	3,272,406
Cathay Financial Holding Co., Ltd.	Taiwan	38,000	98,180
CNP Assurances	France	4,629	570,816
Mitsui Sumitomo Insurance Co., Ltd. ☐	Japan	117,000	1,170,293
Muenchener Rueckversicherungs-Gesellschaft AG ρ	Germany	16,733	3,272,421
Sony Financial Holdings, Inc. *	Japan	191	778,434
T&D Holdings, Inc.	Japan	21,900	1,149,692

			13,279,272

Real Estate Management & Development 0.6%
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	71,867	1,009,732
Patrizia Immobilien AG ρ	Germany	79,744	592,743

			1,602,475

HEALTH CARE 4.9%
Health Care Equipment & Supplies 0.3%
Smith & Nephew plc	United Kingdom	52,063	688,583

2

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 4.6%
GlaxoSmithKline plc	United Kingdom	24,918	$528,042
Novartis AG	Switzerland	79,689	4,086,789
Roche Holding AG	Switzerland	27,077	5,098,797
Teva Pharmaceutical Industries, Ltd., ADR ρ	Israel	48,539	2,242,016

			11,955,644

INDUSTRIALS 12.1%
Aerospace & Defense 3.0%
BAE Systems plc	United Kingdom	649,534	6,254,391
Thales SA ρ	France	24,188	1,568,361

			7,822,752

Construction & Engineering 1.0%
Bilfinger Berger AG	Germany	20,556	1,769,389
Okumura Corp. ρ	Japan	167,000	856,806

			2,626,195

Electrical Equipment 2.4%
Alstom SA	France	12,011	2,610,281
Mitsubishi Electric Corp.	Japan	245,000	2,157,101
Schneider Electric SA ρ	France	10,207	1,321,047

			6,088,429

Industrial Conglomerates 2.2%
Keppel Corp., Ltd.	Singapore	224,000	1,620,147
Koninklijke Philips Electronics NV ρ	Netherlands	34,176	1,309,046
Siemens AG	Germany	16,505	1,791,969
Smiths Group plc	United Kingdom	50,662	945,010

			5,666,172

Machinery 1.3%
Fanuc, Ltd.	Japan	6,400	618,832
KCI Konecranes International Oyj ρ	Finland	21,200	817,895
Komatsu, Ltd.	Japan	34,000	963,298
THK Co., Ltd.	Japan	61,600	1,064,738

			3,464,763

Trading Companies & Distributors 1.7%
Mitsubishi Corp.	Japan	74,100	2,281,253
Mitsui & Co., Ltd. ρ	Japan	98,000	2,026,967

			4,308,220

Transportation Infrastructure 0.5%
Macquarie Airports	Australia	217,717	650,787
Macquarie Infrastructure Group ρ	Australia	260,002	667,016

			1,317,803

INFORMATION TECHNOLOGY 8.1%
Communications Equipment 2.0%
Nokia Corp.	Finland	103,904	3,307,020
Research In Motion, Ltd. *	Canada	17,418	1,954,822

			5,261,842

Electronic Equipment & Instruments 1.5%
Ibiden Co., Ltd.	Japan	39,200	1,548,388
Ingenico SA	France	24,849	817,767
Keyence Corp.	Japan	6,200	1,444,111

			3,810,266

3

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.3%
Baidu.com, Inc., ADR	Cayman Islands	2,685	$643,407

Office Electronics 1.7%
Canon, Inc.	Japan	55,500	2,569,443
Neopost	France	16,710	1,878,582

			4,448,025

Semiconductors & Semiconductor Equipment 0.1%
United Microelectronics Corp.	Taiwan	600,230	370,165

Software 2.5%
Nintendo Co., Ltd.	Japan	10,200	5,278,941
Square Enix Co., Ltd.	Japan	34,000	1,196,491

			6,475,432

MATERIALS 8.7%
Chemicals 5.4%
Akzo Nobel NV	Netherlands	17,669	1,419,457
BASF AG	Germany	4,388	590,798
Bayer AG	Germany	35,620	2,854,346
Hitachi Chemical Co., Ltd.	Japan	24,800	466,705
Lonza Group AG ρ	Switzerland	24,797	3,291,506
Rhodia SA * ρ	France	108,417	2,531,835
Tokuyama Corp. ρ	Japan	107,000	778,606
Toray Industries, Inc. ρ	Japan	139,000	915,624
Umicore SA	Belgium	24,052	1,255,166

			14,104,043

Containers & Packaging 0.5%
Rexam plc	United Kingdom	145,790	1,233,821

Metals & Mining 2.8%
BHP Billiton plc	United Kingdom	26,968	799,926
Companhia Vale do Rio Doce, ADR	Brazil	47,413	1,642,386
Rio Tinto plc	United Kingdom	45,486	4,722,678

			7,164,990

TELECOMMUNICATION SERVICES 6.8%
Diversified Telecommunication Services 3.7%
BCE, Inc.	Canada	8,700	294,262
Chunghwa Telecom Co., Ltd.	Taiwan	711,460	1,873,854
Koninklijke KPN NV	Netherlands	69,271	1,173,357
Nippon Telegraph & Telephone Corp.	Japan	2	8,692
Telefonica SA	Spain	170,641	4,905,243
Telenor ASA	Norway	64,800	1,246,275

			9,501,683

Wireless Telecommunication Services 3.1%
Bouygues SA ρ	France	16,023	1,018,184
China Unicom, Ltd.	Hong Kong	1,052,000	2,230,596
Sistema JSFC, GDR *	Russia	26,739	859,475
Tim Participacoes SA, ADR ρ	Brazil	14,969	483,349
Vodafone Group plc	United Kingdom	1,130,097	3,383,912

			7,975,516

UTILITIES 5.8%
Electric Utilities 1.5%
E.ON AG ρ	Germany	4,875	902,464
Electricite de France SA ρ	France	16,785	1,460,846
Fortum Oyj ρ	Finland	40,200	1,638,526

			4,001,836

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 1.5%
Gaz de France ρ	France	36,554	$2,210,108
Tokyo Gas Co., Ltd.	Japan	386,000	1,562,594

			3,772,702

Multi-Utilities 2.8%
National Grid plc	United Kingdom	36,857	505,763
RWE AG	Germany	23,683	2,910,840
SUEZ	France	49,185	3,232,901
United Utilities plc	United Kingdom	45,576	624,480

			7,273,984

Total Common Stocks (cost $205,356,916)			241,262,553

PREFERRED STOCKS 2.3%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd.	Germany	5,194	953,611

HEALTH CARE 1.7%
Health Care Equipment & Supplies 1.7%
Fresenius AG, Var. Rate Pfd.	Germany	54,358	4,526,815

INFORMATION TECHNOLOGY 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	1,369	621,775

Total Preferred Stocks (cost $3,899,989)			6,102,201

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	2,043	65

OTHER 0.7%
Yellow Pages Income Fund (cost $1,971,670)	Canada	172,677	1,763,073

SHORT-TERM INVESTMENTS 12.5%
MUTUAL FUND SHARES 12.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.24% q ø	United States	1,616,958	1,616,958
Navigator Prime Portfolio, 3.18% § ρρ	United States	30,597,644	30,597,644

Total Short-Term Investments (cost $32,214,602)			32,214,602

Total Investments (cost $243,443,177) 108.9%			281,342,494
Other Assets and Liabilities (8.9%)			(23,031,134)

Net Assets 100.0%			$258,311,360

ρ	All or a portion of this security is on loan.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR     American Depository Receipt

GDR     Global Depository Receipt

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of March 31, 2008:

France	22.1%
Japan	14.8%
United Kingdom	13.6%
Germany	13.5%
Switzerland	9.0%
Netherlands	4.0%
Finland	3.5%
Spain	2.9%
Italy	2.1%
Belgium	1.7%
Canada	1.6%
Hong Kong	1.2%
Norway	1.1%
Greece	1.1%
Taiwan	1.0%
Singapore	1.0%
Israel	0.9%
Russia	0.9%
Brazil	0.9%
Australia	0.7%
South Korea	0.5%
Sweden	0.5%
Argentina	0.4%
Thailand	0.3%
Cayman Islands	0.3%
China	0.3%
India	0.1%

100.0%

At March 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at March 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)
03/11/2008	747,500 GBP	$1,475,061	$1,488,826	$13,765
03/20/2008	513,000 GBP	1,012,316	1,010,995	(1,321)

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $246,652,902. The gross unrealized appreciation and depreciation on securities based on tax cost was $45,762,962 and $11,073,370 respectively, with a net unrealized appreciation of $34,689,592.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

6

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment                 speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of                 investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$43,237,089	$12,444
Level 2 – Other Significant Observable Inputs	238,105,405	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$281,342,494	$12,444

*	Other financial instruments include futures, forwards and swap contracts.

7

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 17.3%
Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	17,370	$703,138

Internet & Catalog Retail 7.9%
Amazon.com, Inc. *	68,731	4,900,520
Blue Nile, Inc. * ρ	36,500	1,976,475

		6,876,995

Media 2.7%
Omnicom Group, Inc.	52,826	2,333,853

Multi-line Retail 1.3%
Target Corp.	21,362	1,082,626

Specialty Retail 2.1%
Best Buy Co., Inc.	20,885	865,892
Home Depot, Inc.	35,300	987,341

		1,853,233

Textiles, Apparel & Luxury Goods 2.5%
Timberland Co., Class A *	159,900	2,195,427

CONSUMER STAPLES 7.9%
Beverages 1.2%
Coca-Cola Co.	17,693	1,076,973

Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc.	5,036	265,297
Whole Foods Market, Inc. ρ	9,800	323,106

		588,403

Food Products 1.6%
McCormick & Co., Inc.	37,600	1,390,072

Household Products 4.4%
Clorox Co.	35,200	1,993,728
Procter & Gamble Co.	25,492	1,786,224

		3,779,952

ENERGY 1.2%
Oil, Gas & Consumable Fuels 1.2%
Chevron Corp.	6,300	537,768
ConocoPhillips	6,646	506,492

		1,044,260

FINANCIALS 10.3%
Capital Markets 3.2%
Legg Mason, Inc.	49,500	2,771,010

Consumer Finance 1.9%
Visa, Inc., Class A *	27,000	1,683,720

Diversified Financial Services 0.9%
Citigroup, Inc.	36,995	792,433

Insurance 4.3%
Marsh & McLennan Cos.	151,733	3,694,698

HEALTH CARE 22.2%
Biotechnology 6.0%
Amgen, Inc. *	101,513	4,241,213
Biogen Idec, Inc. *	16,622	1,025,411

		5,266,624

1

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 7.0%
Medtronic, Inc.	61,399	$2,969,870
St. Jude Medical, Inc. *	17,860	771,373
Zimmer Holdings, Inc. *	30,032	2,338,292

		6,079,535

Health Care Providers & Services 0.5%
WellPoint, Inc. *	9,500	419,235

Pharmaceuticals 8.7%
Bristol-Myers Squibb Co.	97,701	2,081,031
Novartis AG, ADR	89,300	4,574,839
Pfizer, Inc.	43,230	904,804

		7,560,674

INDUSTRIALS 8.1%
Air Freight & Logistics 3.8%
Expeditors International of Washington, Inc.	65,500	2,959,290
United Parcel Service, Inc., Class B	5,100	372,402

		3,331,692

Commercial Services & Supplies 3.3%
Cintas Corp.	100,400	2,865,416

Industrial Conglomerates 1.0%
Tyco International, Ltd.	18,742	825,585

INFORMATION TECHNOLOGY 32.2%
Communications Equipment 7.2%
Cisco Systems, Inc. *	100,403	2,418,708
QUALCOMM, Inc.	93,887	3,849,367

		6,268,075

Computers & Peripherals 2.7%
Avid Technology, Inc. * ρ	22,600	550,084
Dell, Inc. *	90,784	1,808,417

		2,358,501

Internet Software & Services 1.4%
Google, Inc., Class A *	2,786	1,227,150

IT Services 1.9%
Automatic Data Processing, Inc.	37,687	1,597,552

Semiconductors & Semiconductor Equipment 9.7%
Altera Corp.	263,138	4,849,633
Intel Corp.	67,640	1,432,615
KLA-Tencor Corp.	8,525	316,278
Linear Technology Corp.	33,700	1,034,253
Texas Instruments, Inc.	28,905	817,144

		8,449,923

Software 9.3%
FactSet Research Systems, Inc.	44,000	2,370,280
Microsoft Corp.	89,739	2,546,793
Oracle Corp. *	160,164	3,132,808

		8,049,881

Total Common Stocks (cost $87,544,832)		86,166,636

2

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.9%
REPURCHASE AGREEMENTS ^ 1.7%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing 04/01/2008, maturity value $274,023 ρρ (1)	$274,000	$274,000
Deutsche Bank AG, 3.10% dated 03/31/2008, maturing 04/01/2008, maturity value $235,020 ρρ (2)	235,000	235,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $488,042 ρρ (3)	488,000	488,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $500,043 ρρ (4)	500,000	500,000

		1,497,000

	Shares	Value

MUTUAL FUND SHARES 2.2%
BGI Prime Money Market Fund, Premium Shares, 3.15% q ρρ	338,000	338,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% q ρρ	307,000	307,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ρρ	400,000	400,000
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.24% q ø	573,782	573,782
Morgan Stanley Institutional Liquidity Money Market Portfolio, Institutional Class, 3.31% q ρρ	300,000	300,000

		1,918,782

Total Short-Term Investments (cost $3,415,782)		3,415,782

Total Investments (cost $90,960,614) 103.1%		89,582,418
Other Assets and Liabilities (3.1%)		(2,688,292)

Net Assets 100.0%		$86,894,126

*	Non-income producing security
ρ	All or a portion of this security is on loan.
^	Collateralized by:
(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $279,480
(2)	high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $201,295; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $38,405
(3)

investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $27,221; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $295,943; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $174,617

(4)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $510,001.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
CMO	Collateralized Mortgage Obligation

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $91,044,939. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,698,894 and $10,161,415, respectively, with a net unrealized depreciation of $1,462,521.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

3

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$88,085,418
Level 2 – Other Significant Observable Inputs	1,497,000
Level 3 – Significant Unobservable Inputs	0

Total	$89,582,418

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 89.5%
CONSUMER DISCRETIONARY 12.4%
Auto Components 0.7%
Modine Manufacturing Co.	26,706	$386,970
Superior Industries International, Inc.	15,206	315,524

		702,494

Hotels, Restaurants & Leisure 3.0%
IHOP Corp. ρ	11,145	533,846
Ruby Tuesday, Inc.	100,015	750,112
Triarc Companies, Inc., Class A	88,500	557,550
Triarc Companies, Inc., Class B	204,873	1,415,672

		3,257,180

Household Durables 3.0%
BLYTH, Inc.	29,287	577,540
Cavco Industries, Inc. * ρ	18,785	658,227
Dixie Group, Inc. * +	38,800	325,144
Ethan Allen Interiors, Inc. ρ	28,100	798,883
Furniture Brands International, Inc.	21,879	255,984
Helen of Troy Corp. *	18,400	308,568
Tupperware Brands Corp.	7,130	275,788

		3,200,134

Media 1.2%
A. H. Belo Corp., Ser. A	50,400	576,072
Journal Communications, Inc., Class A	95,803	707,026

		1,283,098

Specialty Retail 3.4%
AnnTaylor Stores Corp. *	3,700	89,466
Charming Shoppes, Inc. *	42,300	204,309
Children’s Place Retail Stores, Inc. *	14,600	358,576
Christopher & Banks Corp.	38,300	382,617
Foot Locker, Inc.	76,000	894,520
Genesco, Inc. *	27,100	626,281
Zale Corp. * ρ	54,260	1,072,178

		3,627,947

Textiles, Apparel & Luxury Goods 1.1%
Delta Apparel Co.	13,800	83,352
K-Swiss, Inc., Class A	14,800	234,136
Kenneth Cole Productions, Inc., Class A	40,200	680,988
Oxford Industries, Inc.	10,600	238,818

		1,237,294

CONSUMER STAPLES 3.1%
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	83,820	1,894,332

Food Products 0.6%
American Italian Pasta Co., Class A * ρ	27,500	149,875
TreeHouse Foods, Inc. *	20,066	458,709

		608,584

Household Products 0.4%
WD-40 Co.	14,000	465,500

Personal Products 0.3%
Prestige Brands Holdings, Inc. *	37,200	304,296

1

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 8.4%
Energy Equipment & Services 1.2%
Atwood Oceanics, Inc. *	11,820	$1,084,130
WSP Holdings, Ltd. *	23,400	161,460

		1,245,590

Oil, Gas & Consumable Fuels 7.2%
BioFuel Energy Corp. * ρ	30,500	139,690
Forest Oil Corp. *	20,322	994,965
Mariner Energy, Inc. *	95,041	2,567,058
Stone Energy Corp. *	45,000	2,353,950
Whiting Petroleum Corp. *	26,140	1,689,951

		7,745,614

FINANCIALS 17.9%
Capital Markets 1.8%
ACA Capital Holdings, Inc. *	6,100	1,830
Apollo Investment Corp.	30,501	482,831
Knight Capital Group, Inc., Class A *	71,900	1,167,656
Westwood Holdings Group, Inc. +	6,000	226,200

		1,878,517

Commercial Banks 5.7%
Amcore Financial, Inc. +	44,597	907,549
BancorpSouth, Inc.	59,800	1,384,968
First Citizens Bancshares, Inc., Class A	19,030	2,651,830
IBERIABANK Corp.	700	30,975
Renasant Corp.	12,200	274,500
UMB Financial Corp.	20,100	828,120

		6,077,942

Consumer Finance 0.1%
Advance America Cash Advance Centers, Inc.	12,300	92,865

Insurance 8.0%
Assured Guaranty, Ltd.	52,800	1,253,472
Endurance Specialty Holdings, Ltd.	56,102	2,053,333
Hilb, Rogal & Hobbs Co.	53,700	1,689,939
IPC Holdings, Ltd.	56,521	1,582,588
Stewart Information Services Corp.	70,180	1,964,338

		8,543,670

Real Estate Investment Trusts 0.1%
Deerfield Capital Corp. ρ	111,509	157,228

Real Estate Management & Development 0.5%
Forest City Enterprises, Inc., Class A	15,810	581,808

Thrifts & Mortgage Finance 1.7%
BankAtlantic Bancorp, Inc., Class A	31,967	124,991
NewAlliance Bancshares, Inc. ρ	138,722	1,700,732

		1,825,723

HEALTH CARE 2.2%
Health Care Equipment & Supplies 0.6%
Edwards Lifesciences Corp. *	11,650	519,008
Syneron Medical, Ltd. *	5,100	74,205

		593,213

Health Care Providers & Services 0.8%
AMN Healthcare Services, Inc. *	35,700	550,494
Cross Country Healthcare, Inc. *	25,200	311,724

		862,218

2

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.4%
Cambrex Corp.	68,197	$472,605

Pharmaceuticals 0.4%
Alpharma, Inc., Class A	18,164	476,078

INDUSTRIALS 18.0%
Aerospace & Defense 0.9%
GenCorp, Inc. *	92,090	947,606

Building Products 0.7%
Apogee Enterprises, Inc.	40,300	620,620
Simpson Manufacturing Co. ρ	6,100	165,798

		786,418

Commercial Services & Supplies 4.7%
ACCO Brands Corp. *	28,478	386,446
Courier Corp.	900	22,455
Deluxe Corp.	24,640	473,334
Heidrick & Struggles International, Inc.	31,741	1,032,535
Kelly Services, Inc., Class A	12,200	250,832
Korn/Ferry International *	46,982	793,996
Viad Corp.	55,852	2,011,231

		4,970,829

Electrical Equipment 1.6%
Belden, Inc.	3,300	116,556
EnerSys, Inc. *	2,281	54,562
Franklin Electric Co., Inc. ρ	23,100	789,327
Superior Essex, Inc. *	26,600	747,992

		1,708,437

Machinery 7.1%
Briggs & Stratton Corp. ρ	24,463	437,888
Crane Co.	17,200	694,020
EnPro Industries, Inc. *	20,150	628,478
Gardner Denver, Inc. *	21,300	790,230
Kadant, Inc. * +	65,420	1,922,040
Mueller Industries, Inc.	109,104	3,147,650
Xerium Technologies, Inc.	1,672	2,157

		7,622,463

Marine 0.6%
Horizon Lines, Inc., Class A ρ	32,800	610,408

Road & Rail 2.0%
Arkansas Best Corp. ρ	35,094	1,118,095
Dollar Thrifty Automotive Group, Inc. *	30,485	415,815
Werner Enterprises, Inc.	33,008	612,629

		2,146,539

Trading Companies & Distributors 0.4%
NuCo2, Inc. *	16,512	458,538

INFORMATION TECHNOLOGY 13.2%
Communications Equipment 1.2%
Avocent Corp. *	12,700	214,630
Black Box Corp.	20,200	623,170
CommScope, Inc. *	5,100	177,633
Dycom Industries, Inc.	4,900	58,849
NETGEAR, Inc. *	7,100	141,645

		1,215,927

3

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 4.7%
Adaptec, Inc. *	222,200	$653,268
Electronics for Imaging, Inc. *	41,200	614,704
Imation Corp.	131,836	2,997,950
Quantum Corp. *	257,572	551,204
Silicon Graphics, Inc. * ρ	13,636	161,723

		4,978,849

Electronic Equipment & Instruments 2.5%
AVX Corp.	50,300	644,343
Coherent, Inc. *	14,300	398,827
Insight Enterprises, Inc. *	9,000	157,500
Kemet Corp. *	49,800	201,192
Orbotech, Ltd. *	52,700	966,518
Technitrol, Inc.	14,400	333,072

		2,701,452

Internet Software & Services 0.2%
Earthlink, Inc.	30,100	227,255

IT Services 0.2%
Gevity HR, Inc.	26,200	226,892

Semiconductors & Semiconductor Equipment 3.1%
ANADIGICS, Inc. *	21,500	141,040
Cabot Microelectronics Corp. *	19,400	623,710
Conexant Systems, Inc. *	95,700	55,496
Cymer, Inc. *	4,000	104,160
DSP Group, Inc. *	45,224	576,154
Exar Corp. *	57,525	473,431
Lattice Semiconductor Corp. *	141,540	401,974
SiRF Technology Holdings, Inc. *	18,700	95,183
Standard Microsystems Corp. *	12,240	357,163
Teradyne, Inc. *	18,900	234,738
Trident Microsystems, Inc. *	26,800	138,020
Zoran Corp. *	10,800	147,528

		3,348,597

Software 1.3%
Borland Software Corp. * ρ	122,999	248,458
Corel Corp. *	50,779	553,491
Novell, Inc. *	91,700	576,793

		1,378,742

MATERIALS 9.8%
Chemicals 1.8%
A. Schulman, Inc.	39,390	808,677
American Pacific Corp. * +	23,300	372,101
Arch Chemicals, Inc.	19,661	732,569
Innospec, Inc.	3,000	63,600

		1,976,947

Containers & Packaging 1.3%
Owens-Illinois, Inc. *	13,160	742,619
Packaging Corporation of America	28,670	640,201

		1,382,820

Metals & Mining 3.7%
Quanex Corp. ρ	75,634	3,913,303

4

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 3.0%
Glatfelter	38,703	$584,802
Neenah Paper, Inc.	62,985	1,623,753
Schweitzer-Mauduit International, Inc.	42,011	972,135

		3,180,690

UTILITIES 4.5%
Electric Utilities 3.6%
Allete, Inc.	66,539	2,569,736
El Paso Electric Co. *	58,300	1,245,871

		3,815,607

Gas Utilities 0.9%
Atmos Energy Corp.	38,000	969,000

Total Common Stocks (cost $102,404,645)		95,701,249

EXCHANGE TRADED FUNDS 4.1%
iShares Russell 2000 Index Fund ρ	19,511	1,336,699
iShares Russell 2000 Value Index Fund ρ	46,627	3,057,332

Total Exchange Traded Funds (cost $4,799,806)		4,394,031

	Principal Amount	Value

SHORT-TERM INVESTMENTS 19.2%
REPURCHASE AGREEMENTS ^ 8.6%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing 04/01/2008, maturity value $2,020,281 ρρ (1)	$2,020,109	2,020,109
BNP Paribas Securities, 3.10% dated 03/31/2008, maturing 04/01/2008, maturity value
$1,247,107 ρρ (2)	1,247,000	1,247,000
Credit Suisse First Boston LLC, 3.15%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,058,093 ρρ (3)	1,058,000	1,058,000
Deutsche Bank Securities, Inc., 3.10% dated 03/31/2008, maturing 04/01/2008, maturity value $1,500,129 ρρ (4)	1,500,000	1,500,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $500,043 ρρ (5)	500,000	500,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,500,129 ρρ (6)	1,500,000	1,500,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity value $1,431,123 ρρ (7)	1,431,000	1,431,000

		9,256,109

	Shares	Value

MUTUAL FUND SHARES 10.6%
BGI Prime Money Market Fund, Premium Shares, 3.15% q ρρ	483,000	483,000
Black Rock Liquidity TempFund, Institutional Class, 3.25% q ρρ	800,000	800,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø ρρ	9,117,089	9,117,089
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 3.31% q ρρ	900,000	900,000

		11,300,089

Total Short-Term Investments (cost $20,556,198)		20,556,198

Total Investments (cost $127,760,649) 112.8%		120,651,478
Other Assets and Liabilities (12.8%)		(13,672,982)

Net Assets 100.0%		$106,978,496

5

EVERGREEN VA SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations, when readily available, unless otherwise noted.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $2,060,511.
(2)	investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $1,271,940.
(3)	investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $1,079,160.
(4)	high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $1,284,860; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $245,140.
(5)

investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $27,890; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $303,220; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $178,911.

(6)	agency mortgage backed security, 5.00%, 03/01/2038, value including accrured interest is $1,530,037.
(7)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $1,459,624.

Summary of Abbreviations

CMO	Collateralized Mortgage Obligation

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $127,923,220. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,002,407 and $18,274,149, respectively, with a net unrealized depreciation of $7,271,742.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$ 111,395,369
Level 2 – Other Significant Observable Inputs	9,256,109
Level 3 – Significant Unobservable Inputs	0

Total	$ 120,651,478

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: May 23, 2008

By:
Jeremy DePalma Principal Financial Officer

Date: May 23, 2008